Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 55 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), J. P. Morgan Investment Management, Inc. ("J.P. Morgan"), Lazard Asset Management, LLC ("Lazard"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Morgan Stanley Investment Management Inc. ("Morgan Stanley") and OppenheimerFunds, Inc. ("Oppenheimer").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2008, as supplemented on January 1, 2009. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2008, as supplemented on January 1, 2009

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About The Investment Options And The Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts or charitable remainder trusts, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 55 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

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Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk ("M&E") Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.25%1.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.10%1.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Taxes.

1 For contracts purchased prior to January 1, 2009, the M&E charge is 0.20% and the Administrative Charge is 0.05%.

For further information about fees and expenses generally, See Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

When this Contract is issued, you have 10 days after You receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
 Mortality and Expense Risk Charge	0.25%B
 Administrative Charge	0.10%B
 Total Separate Account Annual Fees	0.35%B

B For contracts purchased prior to January 1, 2009, Total Separate Account Annual Fees are 0.25% (M&E and Administrative Charges are 0.20% and 0.05%, respectively).

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.79%

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Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.35% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$ 217	$ 670	$ 1,149	$ 2,472

Facts About Empire Fidelity Investments Life, The Variable Account, And The Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

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THE FUNDS

There are currently 55 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity Strategic Advisers Mid Cap Value Portfolio	Seeks long-term growth of capital	Strategic Advisers®, Inc./J.P. Morgan Investment Management, Inc.
Fidelity Strategic Advisers Small Cap Portfolio	Seeks capital appreciation	Strategic Advisers®, Inc./OppenheimerFunds, Inc.
Fidelity VIP Aggressive Growth Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Asset ManagerSM Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Focus	Seeks long term capital appreciation	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets Equity*	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442.

* Prior to May 1, 2008 known as Lazard Retirement Emerging Markets.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

PRA

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment of $100,000 or less by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. To make an additional Purchase Payment of more than $100,000 from another account you must do so in writing. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. For administrative purposes, we reserve the right to process any investment allocation during the free look period through the Money Market Investment Option.

PRA

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

PRA

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

PRA

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

PRA

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

PRA

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.25%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.10%1. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

1 For contracts purchased prior to January 1, 2009, the M&E charge is 0.20% and the Administrative Charge is 0.05%.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

PRA

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

PRA

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

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CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). The Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, a second Annuitant may be added on the Annuity Date. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 90th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is either for the sole benefit of the grantor(s) or a charitable remainder trust established under the Internal Revenue Service code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

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Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

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The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59½;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

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(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59½.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor. A Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust of which the individual(s) is(are) the grantor(s) or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

If you are the only Owner when your Contract is issued, you may later add a second Owner. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, no additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

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3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor(s); and (c) a Contract owned by one individual may be transferred to either a revocable grantor trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s).

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

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SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

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More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

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 (2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

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VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity Strategic Advisers Mid Cap Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	9.39	8,305

* Period from 05/01/2007 to 12/31/2007

Fidelity Strategic Advisers Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	9.18	13,876

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Aggressive Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.13	13.04	62,040
2006	10.29	11.13	27,108
2005	9.55	10.29	820

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.90	12.92	129,328
2006	10.22	10.93	156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.93	12.58	332,799
2006	10.24	10.90	55,811
2005	9.82	10.24	13,935

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.60	12.60	1,522,153
2006	10.43	11.60	638,659
2005	9.80	10.43	67,011

PRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.30	10.34	19,256
2006	10.06	11.30	14,370
2005	9.48	10.06	2,487

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	11.12	44,674

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.88	13.92	3,011,563
2006	10.67	11.88	1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.14	9.87	177,661
2006*	10.00	10.14	92,747

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.40	13.22	182,458
2006	10.92	12.40	136,292
2005	10.05	10.92	2,490

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.71	18.50	700,881
2006	10.92	12.71	212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.28	12.42	1,354,444
2006	10.25	12.28	941,683
2005	9.73	10.25	200,358

PRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.40	10.69	78,780
2006	10.71	12.40	87,694
2005	10.05	10.71	12,780

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.45	11.06	968,589
2006*	10.00	10.45	239,659

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.59	11.31	3,356,976
2006*	10.00	10.59	1,532,122

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.68	11.48	3,770,169
2006*	10.00	10.68	1,473,869

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.70	11.59	1,522,082
2006*	10.00	10.70	550,682

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.93	13.82	752,915
2006	10.27	10.93	377,392
2005	9.69	10.27	93,852

PRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.83	13.22	189,791
2006	10.50	11.83	126,379
2005	9.94	10.50	18,298

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.16	13.70	109,729
2006	10.63	11.16	41,383
2005	9.86	10.63	4,036

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.39	12.69	40,659
2006	10.32	10.39	9,000
2005	9.68	10.32	3,737

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.99	12.06	349,571
2006	10.38	10.99	102,064
2005	9.83	10.38	27,100

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.23	11.49	660,058
2006	10.12	11.23	402,175
2005	9.95	10.12	85,326

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.75	12.36	1,490,341
2006	10.18	11.75	819,948
2005	9.74	10.18	191,759

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.09	14.24	168,294
2006	10.50	12.09	74,720
2005	9.58	10.50	3,392

PRA

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	12.28	12.86	316,741
2006	10.77	12.28	182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.46	10.88	1,462,588
2006	10.05	10.46	754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.21	12.14	88,291
2006	10.24	11.21	38,329
2005	9.86	10.24	10,368

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.21	12.14	384,549
2006	10.26	11.21	227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.42	12.44	445,710
2006	10.32	11.42	271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.57	12.72	587,422
2006	10.37	11.57	339,788
2005	9.83	10.37	16,374

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.65	12.83	179,643
2006	10.40	11.65	71,627
2005	9.82	10.40	16,908

PRA

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.77	13.06	210,019
2006	10.43	11.77	91,725
2005	9.81	10.43	730

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.81	11.43	103,811
2006	10.14	10.81	76,036
2005	9.93	10.14	45,091

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	11.40	55,720

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.99	13.80	1,222,520
2006	10.67	11.99	735,637
2005	9.80	10.67	180,901

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.59	11.10	10,722,885
2006	10.13	10.59	4,566,400
2005	10.06	10.13	485,409

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	13.04	15.24	946,172
2006	11.08	13.04	515,855
2005	9.78	11.08	106,654

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	14.23	11.67	183,948
2006	10.45	14.23	431,622
2005	9.77	10.45	16,862

PRA

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.86	11.43	1,643,725
2006	10.09	10.86	976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.63	13.36	205,623
2006	10.78	11.63	61,306
2005	9.96	10.78	20,495

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	9.91	10,311

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	13.16	15.82	563,898
2006	10.03	13.16	230,312
2005	9.75	10.03	25

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.74	11.95	315,692
2006	10.28	11.74	161,135
2005	9.78	10.28	14,677

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.95	12.46	259,037
2006	10.42	11.95	168,327
2005	9.77	10.42	6,792

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.90	12.53	394,666
2006	10.27	11.90	162,036
2005	9.36	10.27	76,815

PRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.05	14.72	432,227
2006*	10.00	11.05	124,437

* Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.85	11.53	155,462
2006*	10.00	10.85	45,361

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.19	15.68	719,421
2006*	10.00	11.19	773,849

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	11.11	11.82	213,746
2006*	10.00	11.11	93,446

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007	10.96	12.53	359,634
2006*	10.00	10.96	246,015

* Period from 05/01/2006 to 12/31/2006

Accumulation Unit Values for the new funds will be reported once the funds have completed a fiscal year end 2008.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0109
1.819863.106

PRA

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2008, as supplemented on January 1, 2009

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2008, as supplemented on January 1, 2009, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0109
1.819864.104

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the company as of December 31, 2007 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2007, 2006, AND 2005

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 4, 2008

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data) December 31, 2007 and 2006

ASSETS	2007	2006

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $64,854 in 2007 and $70,649 in 2006)	$ 65,800	$ 70,332

Total investments	65,800	70,332

Cash and cash equivalents	449	1,411
Accrued investment income	958	922
Deferred policy acquisition costs	28,914	28,307
Reinsurance deposit and receivables	125,464	102,184
Property and equipment, net	1,760	984
Other assets	4,123	368
Income taxes receivable	1,044	651
Separate account assets	1,547,178	1,278,060

Total assets	$ 1,775,690	$ 1,483,219

LIABILITIES

Future contract and policy benefits	$ 85,797	$ 73,156
Contractholder deposit funds	60,437	56,115
Deferred tax liability	5,144	5,791
Cash overdraft	2,818	--
Other liabilities and accrued expenses	445	136
Payable to parent and affiliates	6	574
Separate account liabilities	1,547,178	1,278,060

Total liabilities	1,701,825	1,413,832

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	537	(149)
Retained earnings	57,828	54,036

Total stockholder's equity	73,865	69,387

Total liabilities and stockholder's equity	$ 1,775,690	$ 1,483,219

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005

Revenues:
Fees charged to contractholders	$ 11,045	$ 9,566	$ 8,748
Net investment income	2,890	3,183	3,024
Interest on reinsurance deposit	3,796	3,395	2,779
Fund administration fees	419	358	309
Net realized investment (losses) gains	(156)	(50)	143
Premiums	1,054	989	436

Total revenue	19,048	17,441	15,439

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	10,748	7,398	6,553
Contract and policy benefits and expenses	3,667	3,704	3,889

Total benefits and expenses	14,415	11,102	10,442

Income before income taxes	4,633	6,339	4,997

Income tax expense	841	1,696	1,079

Net income	3,792	4,643	3,918

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	825	5	(1,722)
Reclassification adjustment for net realized losses (gains) included in net income	156	50	(143)
(Provision) benefit for income taxes related to items of other comprehensive income	(295)	(23)	652

Other comprehensive income, net of tax	686	32	(1,213)

Comprehensive income	$ 4,478	$ 4,675	$ 2,705

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2004	$ 2,000	$ 13,500	$ 1,032	$ 45,475	$ 62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	2,000	13,500	(181)	49,393	64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	2,000	13,500	(149)	54,036	69,387

Comprehensive income:
Net income	--	--	--	3,792	3,792
Other comprehensive income	--	--	686	--	686

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005
Cash flows from operating activities:
Net income	$ 3,792	$ 4,643	$ 3,918
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
Amortization and depreciation	470	508	787
Net realized investment losses (gains)	156	50	(143)
(Benefit) provision for deferred taxes	(930)	197	(363)
Change in assets and liabilities:
Accrued investment income	(36)	185	240
Change in deferred policy acquisition costs, net of amortization	(888)	(1,210)	1,601
Future contract and policy benefits	24,586	26,430	14,156
Reinsurance deposit and receivables	(23,280)	(27,689)	(10,692)
Payable to parent and affiliates	(568)	99	337
Income taxes	(394)	125	(846)
Other assets and other liabilities, net	(3,470)	(356)	(127)

Net cash (used for) provided by operating activities	(562)	2,982	8,868

Cash flows from investing activities:
Purchase of debt securities	(34,220)	(19,181)	(57,284)
Proceeds from sales of debt securities	30,982	14,209	49,296
Proceeds from maturities and calls of debt securities	8,533	11,471	5,065
Investment trades payable	--	73	--
Investment trades receivable	14	(7)	--
Capital expenditures	(903)	(984)	--

Net cash provided by (used for) investing activities	4,406	5,581	(2,923)

Cash flows from financing activities:
Change in cash overdraft	2,818	--	--
Deposits credited to variable annuity contracts	242,970	145,376	45,018
Deposits credited to fixed annuity contracts	9,292	9,264	3,579
Net transfers (to) from separate account	(124,103)	(53,363)	46,305
Withdrawals from variable annuity contracts	(125,357)	(103,693)	(94,174)
Withdrawals from fixed annuity contracts	(10,426)	(7,580)	(5,416)

Net cash used for financing activities	(4,806)	(9,996)	(4,688)

Net (decrease) increase in cash and cash equivalents	(962)	(1,433)	1,257

Cash and cash equivalents:
Beginning of year	1,411	2,844	1,587

End of year	$ 449	$ 1,411	$ 2,844

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. Prior to October 1, 2007, FILI was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. The assets of the Variable Life Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Account A. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $65,000 and $1,330,000 at December 31, 2007 and 2006, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Guaranteed Benefits Under Statement of Position 03-01) on the variable annuity products, and the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and, GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. ("FIA") in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity products, and a 30-year period for the variable immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs under SOP 98-1 of $1,760,000 and $984,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2007 and 2006, respectively. Depreciation expense on these capitalized software development costs were $126,000 and $0 in 2007 and 2006, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159, will be effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently assessing the impact of SFAS No. 159 will have on its financial statements.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2007	2006
Beginning balance	$ 669	$ 848
Unlocking of benefit ratio	(162)	(113)
Interest on reserve	34	59
Claims paid	(305)	(391)
Accrual of benefit ratio	259	266

Ending balance	$ 495	$ 669

The reinsurance recoverables associated with GMDB were $467,000 and $626,000 at December 31, 2007 and 2006, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 2.9% to 16.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	2007	2006
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 831,324	$ 879,345
Net amount at risk	$ 20,269	$ 27,890
Average attained age of contractholders	61	64
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 48,829	$ 57,204
Net amount at risk	$ 7,476	$ 10,235
Average attained age of contractholders	65	68

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 3,462	$ 3,632	$ 3,489
Cash and cash equivalents	170	184	230
Total investment income	3,632	3,816	3,719
Less: Investment expenses	742	633	695
Net Investment income	$ 2,890	$ 3,183	$ 3,024

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities
Gross realized gains	$ 171	$ 13	$ 517
Gross realized losses	$ 155	$ 63	$ 374

Realized investment losses as a result of other than temporary impairments in the value of investments were $172,000, $0, and $0 in 2007, 2006 and 2005, respectively. There were no debt securities that were non-income producing for 2007, 2006 and 2005, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 946	$ (317)	$ (481)
DAC	(189)	92	203
Deferred income tax (expense) benefit	(220)	76	97
	$ 537	$ (149)	$ (181)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (27)	$ 2,904	26
Greater than 12 months	(122)	16,666	64
	$ (149)	$ 19,570	90
Below investment grade debt securities:
0-12 months	$ (11)	$ 777	2
Greater than 12 months	(21)	920	2
	$ (32)	$ 1,697	4

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (31)	$ 7,651	50
Greater than 12 months	(640)	40,595	108
	$ (671)	$ 48,246	158
Below investment grade debt securities:
0-12 months	$ (27)	$ 1,029	5
Greater than 12 months	--	--	--
	$ (27)	$ 1,029	5

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2007 and 2006. The majority of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2007 and 2006. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 20,681	$ 769	$ --	$ 21,450
Corporate debt securities	30,933	252	(178)	31,007
Mortgage backed securities	13,240	106	(3)	13,343

	$ 64,854	$ 1,127	$ (181)	$ 65,800
	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 13,803	$ 122	$ (93)	$ 13,832
Corporate debt securities	39,683	245	(485)	39,443
Mortgage backed securities	17,163	14	(120)	17,057

	$ 70,649	$ 381	$ (698)	$ 70,332

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 4,628	$ 4,602
Due after 1 year through 5 years	44,773	45,630
Due after 5 year through 10 years	769	793
Due after 10 years	1,444	1,432
Mortgage backed securities	13,240	13,343
	$ 64,854	$ 65,800

At December 31, 2007 and 2006, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2007, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $389,000 and $402,000, respectively. At December 31, 2006, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $383,000 and $386,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 65,800	$ 65,800	$ 70,332	$ 70,332
Cash and cash equivalents (Note 2)	449	449	1,411	1,411
Reinsurance deposit and receivables	125,464	125,936	102,184	103,393
Separate account assets	1,547,178	1,547,178	1,278,060	1,278,060

	$ 1,738,891	$ 1,739,363	$ 1,451,987	$ 1,453,196

Financial Liabilities:
Future contract and policy benefits	$ 85,797	$ 85,797	$ 73,156	$ 73,155
Contractholder deposit funds	60,437	60,908	56,115	57,319
Cash overdraft	2,818	2,818	--	--
Separate account liabilities	1,547,178	1,547,178	1,278,060	1,278,060

	$ 1,696,230	$ 1,696,701	$ 1,407,331	$ 1,408,534

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Current:
Federal	$ 1,422	$ 1,307	$ 1,186
State	349	192	256
	1,771	1,499	1,442
Deferred:
Federal	(930)	197	(363)
Provision for income taxes	$ 841	$ 1,696	$ 1,079

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2007	2006
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (6,673)	$ (7,345)
Unrealized (gains) losses on available-for-sale securities	(273)	108
Contractholder reserves	1,697	1,248
Deferred revenue	531	484
Capitalized software	(536)	(344)
Deferred compensation and retirement benefit plans	(20)	--
Other, net	130	58

Net deferred tax liability	$ (5,144)	$ (5,791)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 1,622	$ 2,219	$ 1,749
Dividends received deduction	(1,056)	(646)	(847)
Other, net	275	123	177

	$ 841	$ 1,696	$ 1,079

The Company paid FILI federal and state income taxes of $2,164,000, $1,374,000 and $2,289,000 in 2007, 2006 and 2005, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

FIN 48

The Company was required to adopt FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or local examinations tax examinations for years before 2004. The Company is not currently under examination for the income tax filings in any jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. For the years ending December 31, 2007, 2006, and 2005, the Company has recorded benefits of $1,056,000, $646,000 and $847,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2007, 2006 and 2005, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Statutory net income	$ 2,787	$ 4,238	$ 5,546
Statutory surplus	$ 51,161	$ 49,301	$ 46,063

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $8,116,000, $5,299,000 and $1,737,000 in 2007, 2006 and 2005, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,901,000, $3,304,000, and $2,248,000 in 2007, 2006 and 2005, respectively, for such services. Effective January 1, 2007, EFILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $212,000 in 2007 for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $228,000, and $237,000 in 2006 and 2005, respectively, for such services.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $27,000, $136,000 and $108,000 were charged to the Company in 2007, 2006 and 2005, respectively. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $313,000, $319,000 and $221,000 in 2007, 2006 and 2005, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0, $0 and $1,000 in 2007, 2006 and 2005, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Commissions, gross	$ 8,116	$ 5,299	$ 1,737
Compensation and benefits	2,412	2,626	2,125
Capitalization of deferred policy acquisition costs	(7,172)	(4,733)	(1,528)
Amortization of deferred policy acquisition costs	6,284	3,521	3,129
Rent expenses	283	282	186
Taxes, licenses and fees	68	(7)	(49)
General insurance expenses	757	410	953

	$ 10,748	$ 7,398	$ 6,553

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2007, 2006 and 2005, the Company adjusted amortization by $3,649,000, $1,287,000 and $1,375,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2007). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2007	2006
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 81,980	$ 67,506
Principal Life Insurance Company	39,957	31,422

Reinsurance deposits	$ 121,937	$ 98,928

Contractholder deposit funds and future benefits	$ 123,453	$ 100,312

Interest on reinsurance deposit	$ 3,796	$ 3,395
Contract and policy benefits and expenses	$ 2,690	$ 2,342

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Direct life premiums	$ 1,316	$ 1,264	$ 1,170
Reinsurance ceded	(262)	(275)	(734)
Net life premiums	$ 1,054	$ 989	$ 436

Direct contract and policy benefits	$ 17,808	$ 14,607	$ 11,775
Reinsurance ceded	(14,141)	(10,903)	(7,886)
Net contract and policy benefits	$ 3,667	$ 3,704	$ 3,889

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2007

(2_fidelity_logos)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 80,394	$ 119,951	$ 17,016	$ 7,582	$ 100,772	$ 16,816	$ 74,058	$ 10,407
Receivable from EFILI	0	0	1	0	2	0	1	0
Total assets	80,394	119,951	17,017	7,582	100,774	16,816	74,059	10,407
Liabilities:
Payable to EFILI	7	8	0	0	0	0	0	0
Total net assets	$ 80,387	$ 119,943	$ 17,017	$ 7,582	$ 100,774	$ 16,816	$ 74,059	$ 10,407
Net Assets:
Fidelity Retirement Reserves	$ 76,032	$ 0	$ 13,714	$ 0	$ 88,717	$ 0	$ 67,766	$ 0
Fidelity Income Advantage	4,355	0	3,303	0	12,057	0	6,293	0
Fidelity Personal Retirement	0	119,068	0	7,582	0	16,816	0	10,407
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	875	0	0	0	0	0	0
Total net assets	$ 80,387	$ 119,943	$ 17,017	$ 7,582	$ 100,774	$ 16,816	$ 74,059	$ 10,407
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,552	-	427	-	1,279	-	887	-
Unit Value	$ 21.41	$ -	$ 32.11	$ -	$ 69.34	$ -	$ 76.40	$ -
Fidelity Income Advantage:
Units Outstanding	205	-	104	-	177	-	84	-
Unit Value	$ 21.04	$ -	$ 31.55	$ -	$ 68.14	$ -	$ 75.09	$ -
Fidelity Personal Retirement:
Units Outstanding	-	10,723	-	660	-	1,354	-	753
Unit Value	$ -	$ 11.10	$ -	$ 11.49	$ -	$ 12.42	$ -	$ 13.82
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	86	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 18,546	$ 11,864	$ 14,424	$ 44,699	$ 15,917	$ 54,831	$ 4,185
Receivable from EFILI	0	0	0	1	0	0	0
Total assets	18,546	11,864	14,424	44,700	15,917	54,831	4,185
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 18,546	$ 11,864	$ 14,424	$ 44,700	$ 15,917	$ 54,831	$ 4,185
Net Assets:
Fidelity Retirement Reserves	$ 17,599	$ 9,771	$ 0	$ 36,555	$ 0	$ 48,942	$ 0
Fidelity Income Advantage	947	2,093	0	8,145	0	5,889	0
Fidelity Personal Retirement	0	0	14,424	0	15,917	0	4,185
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 18,546	$ 11,864	$ 14,424	$ 44,700	$ 15,917	$ 54,831	$ 4,185
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	369	545	-	1,205	-	1,240	-
Unit Value	$ 47.67	$ 17.91	$ -	$ 30.33	$ -	$ 39.47	$ -
Fidelity Income Advantage:
Units Outstanding	20	118	-	273	-	151	-
Unit Value	$ 46.85	$ 17.78	$ -	$ 29.80	$ -	$ 38.79	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	946	-	1,463	-	333
Unit Value	$ -	$ -	$ 15.24	$ -	$ 10.88	$ -	$ 12.58
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 86,110	$ 14,157	$ 1,671	$ 171,015	$ 41,924	$ 20,345	$ 32,341
Receivable from EFILI	0	1	0	1	0	0	0
Total assets	86,110	14,158	1,671	171,016	41,924	20,345	32,341
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 86,109	$ 14,158	$ 1,671	$ 171,016	$ 41,924	$ 20,345	$ 32,341
Net Assets:
Fidelity Retirement Reserves	$ 59,493	$ 12,280	$ 0	$ 157,490	$ 0	$ 16,118	$ 0
Fidelity Income Advantage	8,202	1,878	0	13,526	0	4,227	0
Fidelity Personal Retirement	18,414	0	1,671	0	41,924	0	19,186
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	13,155
Total net assets	$ 86,109	$ 14,158	$ 1,671	$ 171,016	$ 41,924	$ 20,345	$ 32,341
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,491	462	-	3,049	-	862	-
Unit Value	$ 39.90	$ 26.56	$ -	$ 51.65	$ -	$ 18.70	$ -
Fidelity Income Advantage:
Units Outstanding	209	72	-	266	-	230	-
Unit Value	$ 39.21	$ 26.11	$ -	$ 50.76	$ -	$ 18.38	$ -
Fidelity Personal Retirement:
Units Outstanding	1,490	-	129	-	3,012	-	1,522
Unit Value	$ 12.36	$ -	$ 12.92	$ -	$ 13.92	$ -	$ 12.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	1,148
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	163
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 2,876	$ 2,413	$ 25,855	$ 2,509	$ 11,331	$ 1,503	$ 60,179	$ 16,876
Receivable from EFILI	0	0	1	0	0	0	1	0
Total assets	2,876	2,413	25,856	2,509	11,331	1,503	60,180	16,876
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 2,876	$ 2,413	$ 25,856	$ 2,509	$ 11,331	$ 1,503	$ 60,180	$ 16,876
Net Assets:
Fidelity Retirement Reserves	$ 2,452	$ 0	$ 21,517	$ 0	$ 9,905	$ 0	$ 53,765	$ 0
Fidelity Income Advantage	424	0	4,339	0	1,426	0	6,415	0
Fidelity Personal Retirement	0	2,413	0	2,509	0	1,503	0	16,876
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,876	$ 2,413	$ 25,856	$ 2,509	$ 11,331	$ 1,503	$ 60,180	$ 16,876
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	153	-	991	-	599	-	2,177	-
Unit Value	$ 16.03	$ -	$ 21.71	$ -	$ 16.55	$ -	$ 24.69	$ -
Fidelity Income Advantage:
Units Outstanding	27	-	203	-	88	-	264	-
Unit Value	$ 15.89	$ -	$ 21.33	$ -	$ 16.26	$ -	$ 24.31	$ -
Fidelity Personal Retirement:
Units Outstanding	-	182	-	190	-	110	-	1,223
Unit Value	$ -	$ 13.22	$ -	$ 13.22	$ -	$ 13.70	$ -	$ 13.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	10,257	4,944	8,303	8,921	5,840	2,746	23,815	12,967
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Net Assets:
Fidelity Retirement Reserves	$ 9,253	$ 0	$ 5,872	$ 0	$ 5,241	$ 0	$ 21,569	$ 0
Fidelity Income Advantage	1,004	0	2,431	0	599	0	2,246	0
Fidelity Personal Retirement	0	4,944	0	8,921	0	2,746	0	12,967
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	583	-	370	-	422	-	675	-
Unit Value	$ 15.88	$ -	$ 15.89	$ -	$ 12.41	$ -	$ 31.94	$ -
Fidelity Income Advantage:
Units Outstanding	64	-	154	-	49	-	71	-
Unit Value	$ 15.75	$ -	$ 15.68	$ -	$ 12.25	$ -	$ 31.53	$ -
Fidelity Personal Retirement:
Units Outstanding	-	395	-	564	-	206	-	701
Unit Value	$ -	$ 12.53	$ -	$ 15.82	$ -	$ 13.36	$ -	$ 18.50
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 306	$ 199
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	6,691	4,217	2,256	842	3,445	2,396	307	199
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 307	$ 199
Net Assets:
Fidelity Retirement Reserves	$ 5,576	$ 0	$ 2,177	$ 0	$ 3,142	$ 0	$ 299	$ 0
Fidelity Income Advantage	1,115	0	79	0	303	0	8	0
Fidelity Personal Retirement	0	4,217	0	842	0	2,396	0	199
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 307	$ 199
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	400	-	167	-	153	-	26	-
Unit Value	$ 13.95	$ -	$ 13.02	$ -	$ 20.53	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	80	-	6	-	15	-	1	-
Unit Value	$ 13.77	$ -	$ 12.85	$ -	$ 20.27	$ -	$ 11.22	$ -
Fidelity Personal Retirement:
Units Outstanding	-	350	-	79	-	168	-	19
Unit Value	$ -	$ 12.06	$ -	$ 10.69	$ -	$ 14.24	$ -	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,267	$ 809	$ 2,506	$ 4,075
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	4,542	2,146	9,745	18,792	1,268	809	2,506	4,075
Liabilities:
Payable to EFILI	0	0	0	0	0	0	11	0
Total net assets	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,268	$ 809	$ 2,495	$ 4,075
Net Assets:
Fidelity Retirement Reserves	$ 4,081	$ 0	$ 7,935	$ 0	$ 1,103	$ 0	$ 2,091	$ 0
Fidelity Income Advantage	461	0	1,810	0	165	0	404	0
Fidelity Personal Retirement	0	2,146	0	18,792	0	809	0	4,075
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,268	$ 809	$ 2,495	$ 4,075
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	221	-	636	-	81	-	155	-
Unit Value	$ 18.50	$ -	$ 12.48	$ -	$ 13.64	$ -	$ 13.49	$ -
Fidelity Income Advantage:
Units Outstanding	25	-	146	-	12	-	30	-
Unit Value	$ 18.34	$ -	$ 12.39	$ -	$ 13.57	$ -	$ 13.42	$ -
Fidelity Personal Retirement:
Units Outstanding	-	184	-	1,644	-	62	-	317
Unit Value	$ -	$ 11.67	$ -	$ 11.43	$ -	$ 13.04	$ -	$ 12.86
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Receivable from EFILI	0	0	0	0	0	0
Total assets	1,735	3,227	2,689	3,772	764	516
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Net Assets:
Fidelity Retirement Reserves	$ 1,587	$ 0	$ 2,644	$ 0	$ 719	$ 0
Fidelity Income Advantage	148	0	45	0	45	0
Fidelity Personal Retirement	0	3,227	0	3,772	0	516
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	124	-	215	-	56	-
Unit Value	$ 12.84	$ -	$ 12.29	$ -	$ 12.91	$ -
Fidelity Income Advantage:
Units Outstanding	12	-	4	-	4	-
Unit Value	$ 12.77	$ -	$ 12.23	$ -	$ 12.85	$ -
Fidelity Personal Retirement:
Units Outstanding	-	259	-	316	-	41
Unit Value	$ -	$ 12.46	$ -	$ 11.95	$ -	$ 12.69
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	545	1,187		1,071	2,451	4,670	3,258	5,546
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Net Assets:
Fidelity Retirement Reserves	$ 545	$ 0	$ 555	$ 0	$ 2,443	$ 0	$ 3,252	$ 0
Fidelity Income Advantage	0	0	0	0	8	0	6	0
Fidelity Personal Retirement	0	1,187	0	1,071	0	4,670	0	5,546
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	48	-	45	-	198	-	256	-
Unit Value	$ 11.44	$ -	$ 12.28	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	1	-	1	-
Unit Value	$ -	$ -	$ -	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Personal Retirement:
Units Outstanding	-	104	-	88	-	385	-	446
Unit Value	$ -	$ 11.43	$ -	$ 12.14	$ -	$ 12.14	$ -	$ 12.44
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,116	7,470	888	2,304	1,254	2,744
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Net Assets:
Fidelity Retirement Reserves	$ 2,116	$ 0	$ 888	$ 0	$ 1,254	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	7,470	0	2,304	0	2,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	162	-	67	-	93	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	587	-	180	-	210
Unit Value	$ -	$ 12.72	$ -	$ 12.83	$ -	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60%
Assets:
Investments at market value	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,231	$ 10,717
Receivable from EFILI	0	0	0	0	0	1	0
Total assets	2,780	711	769	1,753	11,529	49,232	10,717
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,232	$ 10,717
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 740	$ 0	$ 698	$ 6,499	$ 0
Fidelity Income Advantage	0	0	29	0	123	4,771	0
Fidelity Personal Retirement	0	0	0	1,753	10,708	37,962	0
Fidelity Freedom Lifetime Income	2,780	711	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	10,717
Total net assets	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,232	$ 10,717
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	76	-	64	580	-
Unit Value	$ -	$ -	$ 9.79	$ -	$ 10.95	$ 11.20	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	3	-	11	427	-
Unit Value	$ -	$ -	$ 9.76	$ -	$ 10.92	$ 11.17	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	178	969	3,357	-
Unit Value	$ -	$ -	$ -	$ 9.87	$ 11.06	$ 11.31	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	233	57	-	-	-	-	-
Unit Value	$ 11.95	$ 12.48	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	837
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.17
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	217
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 54,706	$ 23,184	$ 280	$ 497	$ 484	$ 635
Receivable from EFILI	1	4	0	0	0	0
Total assets	54,507	23,188	280	497	484	635
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 54,707	$ 23,188	$ 280	$ 497	$ 484	$ 635
Net Assets:
Fidelity Retirement Reserves	$ 6,302	$ 3,499	$ 268	$ 0	$ 484	$ 0
Fidelity Income Advantage	5,120	2,044	12	0	0	0
Fidelity Personal Retirement	43,285	17,645	0	497	0	635
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 54,707	$ 23,188	$ 280	$ 497	$ 484	$ 635
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	554	305	24	-	42	-
Unit Value	$ 11.38	$ 11.46	$ 11.09	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	451	178	1	-	-	-
Unit Value	$ 11.34	$ 11.44	$ 11.09	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	3,770	1,522	-	45	-	56
Unit Value	$ 11.48	$ 11.59	$ -	$ 11.12	$ -	$ 11.40
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommuni- cations	VIP - Telecommuni- cations Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Assets:
Investments at market value	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,706	$ 11,432
Receivable from EFILI	0	0	0	0	1	0
Total assets	81	102	43,077	4,634	6,707	11,432
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,707	$ 11,432
Net Assets:
Fidelity Retirement Reserves	$ 78	$ 0	$ 29,723	$ 2,554	$ 3,470	$ 5,612
Fidelity Income Advantage	3	0	2,074	288	710	1,314
Fidelity Personal Retirement	0	102	11,280	1,792	2,527	4,506
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,707	$ 11,432
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8	-	878	114	180	323
Unit Value	$ 9.89	$ -	$ 33.86	$ 22.37	$ 19.28	$ 17.37
Fidelity Income Advantage:
Units Outstanding	0	-	62	13	37	77
Unit Value	$ 9.89	$ -	$ 33.28	$ 21.99	$ 18.95	$ 17.07
Fidelity Personal Retirement:
Units Outstanding	-	10	719	155	214	360
Unit Value	$ -	$ 9.91	$ 15.68	$ 11.53	$ 11.82	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 1,639	$ 6,219	$ 2,749	$ 5,498	$ 5,848	$ 5,645	$ 3,482
Receivable from EFILI	0	0	2	0	0	0	0
Total assets	1,639	6,219	2,751	5,498	5,848	5,645	3,482
Liabilities:
Payable to EFILI	1	0	0	0	2	0	0
Total net assets	$ 1,638	$ 6,219	$ 2,751	$ 5,498	$ 5,846	$ 5,645	$ 3,482
Net Assets:
Fidelity Retirement Reserves	$ 1,556	$ 5,368	$ 2,390	$ 5,282	$ 5,262	$ 5,160	$ 2,865
Fidelity Income Advantage	82	851	361	216	584	485	617
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 1,638	$ 6,219	$ 2,751	$ 5,498	$ 5,846	$ 5,645	$ 3,482
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	114	214	111	435	251	247	127
Unit Value	$ 13.69	$ 25.12	$ 21.57	$ 12.13	$ 21.00	$ 20.92	$ 22.53
Fidelity Income Advantage:
Units Outstanding	6	34	17	18	28	24	28
Unit Value	$ 13.45	$ 24.69	$ 21.20	$ 11.92	$ 20.64	$ 20.56	$ 22.14
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 2,571	$ 2,682	$ 1,234	$ 12,148	$ 267	$ 78	$ 141	$ 127
Receivable from EFILI	1	0	1	3	0	0	1	0
Total assets	2,572	2,682	1,235	12,151	267	78	142	127
Liabilities:
Payable to EFILI	0	0	0	0	1	0	0	0
Total net assets	$ 2,572	$ 2,682	$ 1,235	$ 12,151	$ 266	$ 78	$ 142	$ 127
Net Assets:
Fidelity Retirement Reserves	$ 2,478	$ 2,535	$ 1,058	$ 5,271	$ 264	$ 0	$ 135	$ 0
Fidelity Income Advantage	94	147	177	516	2	0	7	0
Fidelity Personal Retirement	0	0	0	6,364	0	78	0	127
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,572	$ 2,682	$ 1,235	$ 12,151	$ 266	$ 78	$ 142	$ 127
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	211	150	77	361	28	-	15	-
Unit Value	$ 11.73	$ 16.88	$ 13.81	$ 14.59	$ 9.36	$ -	$ 9.15	$ -
Fidelity Income Advantage:
Units Outstanding	8	9	13	35	0	-	1	-
Unit Value	$ 11.53	$ 16.59	$ 13.57	$ 14.54	$ 9.36	$ -	$ 9.15	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	432	-	8	-	14
Unit Value	$ -	$ -	$ -	$ 14.72	$ -	$ 9.39	$ -	$ 9.18
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3,895	$ 4,206	$ 1,426	$ 632	$ 1,924	$ 300
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	555	0	123	0	796	0
Administrative and other charges	37	0	8	0	53	0
Total expenses	592	0	131	0	849	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	25	0	90	0
Administrative and other charges	9	0	8	0	30	0
Total expenses	34	0	33	0	120	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	166	0	13	0	31
Administrative and other charges	0	42	0	3	0	8
Total expenses	0	208	0	16	0	39
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9	0	0	0	0
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	11	0	0	0	0
Total expenses	626	219	164	16	969	39
Net investment income (loss)	3,269	3,987	1,262	616	955	261
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(111)	67	4,072	271
Realized gain distributions	0	0	0	0	8,482	1,400
Net realized gain (loss) on investments	0	0	(111)	67	12,554	1,671
Unrealized appreciation (depreciation)	0	0	(730)	(571)	(11,833)	(2,029)
Net increase (decrease) in net assets from operations	$ 3,269	$ 3,987	$ 421	$ 112	$ 1,676	$ (97)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 598	$ 41	$ 625	$ 400	$ 356	$ 2,057	$ 378
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	487	0	136	78	0	295	0
Administrative and other charges	33	0	9	5	0	20	0
Total expenses	520	0	145	83	0	315	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	6	13	0	63	0
Administrative and other charges	14	0	2	4	0	21	0
Total expenses	54	0	8	17	0	84	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	0	22	0	24
Administrative and other charges	0	3	0	0	6	0	6
Total expenses	0	17	0	0	28	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	574	17	153	100	28	399	30
Net investment income (loss)	24	24	472	300	328	1,658	348
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,780)	102	490	1,270	259	(221)	35
Realized gain distributions	61	8	1,292	826	501	0	0
Net realized gain (loss) on investments	(1,719)	110	1,782	2,096	760	(221)	35
Unrealized appreciation (depreciation)	17,618	1,339	596	(613)	421	144	116
Net increase (decrease) in net assets from operations	$ 15,923	$ 1,473	$ 2,850	$ 1,783	$ 1,509	$ 1,581	$ 499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 3,342	$ 177	$ 3,203	$ 593	$ 43	$ 1,543	$ 339
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	382	0	516	93	0	1,228	0
Administrative and other charges	26	0	34	6	0	82	0
Total expenses	408	0	550	99	0	1,310	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	57	12	0	88	0
Administrative and other charges	11	0	19	4	0	29	0
Total expenses	43	0	76	16	0	117	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	29	0	2	0	62
Administrative and other charges	0	1	7	0	0	0	16
Total expenses	0	7	36	0	2	0	78
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	451	7	662	115	2	1,427	78
Net investment income (loss)	2,891	170	2,541	478	41	116	261
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	414	17	3,999	(265)	6	14,121	250
Realized gain distributions	1,562	52	0	0	0	41,286	9,861
Net realized gain (loss) on investments	1,976	69	3,999	(265)	6	55,407	10,111
Unrealized appreciation (depreciation)	2,596	145	(2,375)	2,072	87	(28,807)	(5,621)
Net increase (decrease) in net assets from operations	$ 7,463	$ 384	$ 4,165	$ 2,285	$ 134	$ 26,716	$ 4,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 658	$ 661	$ 11	$ 7	$ 500	$ 37
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	0	26	0	174	0
Administrative and other charges	8	0	2	0	12	0
Total expenses	134	0	28	0	186	0
Fidelity Income Advantage:
Mortality and expense risk charges	28	0	4	0	30	0
Administrative and other charges	9	0	1	0	10	0
Total expenses	37	0	5	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	29	0	5	0	4
Administrative and other charges	0	7	0	1	0	1
Total expenses	0	36	0	6	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	14	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	18	0	0	0	0
Total expenses	171	54	33	6	226	5
Net investment income (loss)	487	607	(22)	1	274	32
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	504	115	429	91	297	46
Realized gain distributions	743	389	348	261	1,144	70
Net realized gain (loss) on investments	1,247	504	777	352	1,441	116
Unrealized appreciation (depreciation)	(199)	(328)	(393)	(240)	1,154	36
Net increase (decrease) in net assets from operations	$ 1,535	$ 783	$ 362	$ 113	$ 2,869	$ 184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 0	$ 0	$ 592	$ 101	$ 116	$ 34
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	71	0	442	0	86	0
Administrative and other charges	5	0	30	0	6	0
Total expenses	76	0	472	0	92	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	49	0	7	0
Administrative and other charges	3	0	16	0	2	0
Total expenses	13	0	65	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	28	0	10
Administrative and other charges	0	0	0	7	0	3
Total expenses	0	2	0	35	0	13
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	89	2	537	35	101	13
Net investment income (loss)	(89)	(2)	55	66	15	21
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	87	5,906	312	77	(112)
Realized gain distributions	0	0	6,284	907	1,158	246
Net realized gain (loss) on investments	(13)	87	12,190	1,219	1,235	134
Unrealized appreciation (depreciation)	2,218	69	(3,228)	536	(1,012)	(672)
Net increase (decrease) in net assets from operations	$ 2,116	$ 154	$ 9,017	$ 1,821	$ 238	$ (517)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 153	$ 159	$ 0	$ 0	$ 53	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	56	0	40	0	140	0
Administrative and other charges	4	0	3	0	9	0
Total expenses	60	0	43	0	149	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	3	0	8	0
Administrative and other charges	1	0	1	0	2	0
Total expenses	5	0	4	0	10	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	3	0	14
Administrative and other charges	0	3	0	1	0	3
Total expenses	0	14	0	4	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	65	14	47	4	159	17
Net investment income (loss)	88	145	(47)	(4)	(106)	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	574	568	185	43	927	211
Realized gain distributions	171	182	481	55	941	413
Net realized gain (loss) on investments	745	750	666	98	1,868	624
Unrealized appreciation (depreciation)	175	(276)	54	(49)	5,176	1,832
Net increase (decrease) in net assets from operations	$ 1,008	$ 619	$ 673	$ 45	$ 6,938	$ 2,457

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 34	$ 5	$ 83	$ 29	$ 19	$ 11
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	45	0	24	0	24	0
Administrative and other charges	3	0	2	0	2	0
Total expenses	48	0	26	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	3	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	3	0	1	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	2	0	3
Administrative and other charges	0	1	0	1	0	1
Total expenses	0	4	0	3	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	51	4	27	3	30	4
Net investment income (loss)	(17)	1	56	26	(11)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	471	39	(28)	14	154	39
Realized gain distributions	419	70	253	74	406	274
Net realized gain (loss) on investments	890	109	225	88	560	313
Unrealized appreciation (depreciation)	(312)	(2)	(662)	(264)	26	(151)
Net increase (decrease) in net assets from operations	$ 561	$ 108	$ (381)	$ (150)	$ 575	$ 169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 1	$ 0	$ 90	$ 42	$ 446	$ 864
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	78	0	61	0
Administrative and other charges	0	0	5	0	4	0
Total expenses	5	0	83	0	65	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	6	0	11	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	0	0	8	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	8	0	31
Administrative and other charges	0	0	0	2	0	8
Total expenses	0	1	0	10	0	39
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	5	1	91	10	80	39
Net investment income (loss)	(4)	(1)	(1)	32	366	825
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	95	18	1,111	163	97	120
Realized gain distributions	28	18	1,230	590	119	222
Net realized gain (loss) on investments	123	36	2,341	753	216	342
Unrealized appreciation (depreciation)	(125)	(58)	(3,765)	(1,359)	(158)	(390)
Net increase (decrease) in net assets from operations	$ (6)	$ (23)	$ (1,425)	$ (574)	$ 424	$ 777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 18	$ 26	$ 24	$ 41
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6	0	18	0	16	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	6	0	19	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	0	2	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	0	0	3	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	6
Administrative and other charges	0	0	0	2	0	1
Total expenses	0	2	0	9	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	6	2	22	9	19	7
Net investment income (loss)	(6)	(2)	(4)	17	5	34
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	72	193	130	250	126
Realized gain distributions	107	70	333	554	169	286
Net realized gain (loss) on investments	154	142	526	684	419	412
Unrealized appreciation (depreciation)	(79)	(79)	(468)	(685)	(335)	(386)
Net increase (decrease) in net assets from operations	$ 69	$ 61	$ 54	$ 16	$ 89	$ 60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 18	$ 22	$ 0	$ 0	$ 22	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	3	0	8	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	21	0	3	0	8	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	2
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	9	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	9	3	1	8	2
Net investment income (loss)	(4)	13	(3)	(1)	14	52
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	84	78	23	11	53	38
Realized gain distributions	204	267	34	23	7	4
Net realized gain (loss) on investments	288	345	57	34	60	42
Unrealized appreciation (depreciation)	(325)	(438)	30	7	(20)	(43)
Net increase (decrease) in net assets from operations	$ (41)	$ (80)	$ 84	$ 40	$ 54	$ 51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 15	$ 32	$ 60	$ 146	$ 93	$ 166
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	18	0	25	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	19	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	9
Administrative and other charges	0	0	0	2	0	2
Total expenses	0	2	0	9	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	2	19	9	27	11
Net investment income (loss)	11	30	41	137	66	155
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	43	96	74	200	16
Realized gain distributions	21	5	62	32	102	46
Net realized gain (loss) on investments	27	48	158	106	302	62
Unrealized appreciation (depreciation)	2	(13)	(23)	4	(101)	137
Net increase (decrease) in net assets from operations	$ 40	$ 65	$ 176	$ 247	$ 267	$ 354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 44	$ 207	$ 18	$ 56	$ 26	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	8	0	9	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	18	0	8	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	3	0	4
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	16	0	4	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	18	16	8	4	10	5
Net investment income (loss)	26	191	10	52	16	45
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	133	87	44	13	57	19
Realized gain distributions	71	67	35	16	49	28
Net realized gain (loss) on investments	204	154	79	29	106	47
Unrealized appreciation (depreciation)	(60)	200	9	61	(7)	104
Net increase (decrease) in net assets from operations	$ 170	$ 545	$ 98	$ 142	$ 115	$ 196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60% (a)
Income:
Dividends	$ 80	$ 17	$ 4	$ 8	$ 306	$ 1,052	$ 58
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	7	0	5	37	0
Administrative and other charges	0	0	0	0	0	3	0
Total expenses	0	0	7	0	5	40	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	1	17	0
Administrative and other charges	0	0	0	0	0	6	0
Total expenses	0	0	0	0	1	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	14	58	0
Administrative and other charges	0	0	0	1	4	14	0
Total expenses	0	0	0	4	18	72	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	12	2	0	0	0	0	0
Administrative and other charges	2	0	0	0	0	0	0
Total expenses	14	2	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	10
Administrative and other charges	0	0	0	0	0	0	2
Total expenses	0	0	0	0	0	0	12
Total expenses	14	2	7	4	24	135	12
Net investment income (loss)	66	15	(3)	4	282	917	46
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	14	2	32	47	109	575	0
Realized gain distributions	67	22	4	10	184	1,894	61
Net realized gain (loss) on investments	81	24	36	57	293	2,469	61
Unrealized appreciation (depreciation)	2	(6)	(83)	(146)	(148)	(1,454)	(182)
Net increase (decrease) in net assets from operations	$ 149	$ 33	$ (50)	$ (85)	$ 427	$ 1,932	$ (75)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)	VIP - Materials (a)	VIP - Materials Investor Class (a)
Income:
Dividends	$ 885	$ 263	$ 1	$ 2	$ 3	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	40	31	1	0	1	0
Administrative and other charges	3	2	0	0	0	0
Total expenses	43	33	1	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	8	0	0	0	0
Administrative and other charges	10	3	0	0	0	0
Total expenses	42	11	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	63	27	0	0	0	0
Administrative and other charges	16	7	0	0	0	0
Total expenses	79	34	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	164	78	1	0	1	0
Net investment income (loss)	721	185	0	2	2	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	335	565	1	1	11	1
Realized gain distributions	2,665	1,285	2	3	4	6
Net realized gain (loss) on investments	3,000	1,850	3	4	15	7
Unrealized appreciation (depreciation)	(1,577)	(933)	13	13	6	(3)
Net increase (decrease) in net assets from operations	$ 2,144	$ 1,102	$ 16	$ 19	$ 23	$ 8

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 0	$ 1	$ 163	$ 335	$ 131	$ 277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	0	214	22	35	55
Administrative and other charges	0	0	14	2	2	4
Total expenses	1	0	228	24	37	59
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	11	2	4	8
Administrative and other charges	0	0	4	1	2	3
Total expenses	0	0	15	3	6	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	26	2	4	12
Administrative and other charges	0	0	6	0	1	3
Total expenses	0	0	32	2	5	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1	0	275	29	48	85
Net investment income (loss)	(1)	1	(112)	306	83	192
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14)	(9)	8,602	11	571	1,184
Realized gain distributions	4	5	4,153	143	554	1,906
Net realized gain (loss) on investments	(10)	(4)	12,755	154	1,125	3,090
Unrealized appreciation (depreciation)	(16)	(20)	86	(207)	(805)	(967)
Net increase (decrease) in net assets from operations	$ (27)	$ (23)	$ 12,729	$ 253	$ 403	$ 2,315

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
Income:
Dividends	$ 2	$ 0	$ 34	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	12	46	19	38	41
Administrative and other charges	1	3	1	3	3
Total expenses	13	49	20	41	44
Fidelity Income Advantage:
Mortality and expense risk charges	1	7	3	1	2
Administrative and other charges	0	2	1	0	1
Total expenses	1	9	4	1	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	14	58	24	42	47
Net investment income (loss)	(12)	(58)	10	(42)	(47)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(617)	430	(6)	(21,272)	(3,542)
Realized gain distributions	0	856	0	0	0
Net realized gain (loss) on investments	(617)	1,286	(6)	(21,272)	(3,542)
Unrealized appreciation (depreciation)	984	(787)	127	22,752	4,759
Net increase (decrease) in net assets from operations	$ 355	$ 441	$ 131	$ 1,438	$ 1,170

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Income:
Dividends	$ 0	$ 22	$ 0	$ 25	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	39	26	22	18	12
Administrative and other charges	3	2	1	1	1
Total expenses	42	28	23	19	13
Fidelity Income Advantage:
Mortality and expense risk charges	4	4	1	1	1
Administrative and other charges	1	1	0	0	1
Total expenses	5	5	1	1	2
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	47	33	24	20	15
Net investment income (loss)	(47)	(11)	(24)	5	(15)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(506)	6	(606)	91	(123)
Realized gain distributions	0	524	0	0	0
Net realized gain (loss) on investments	(506)	530	(606)	91	(123)
Unrealized appreciation (depreciation)	1,638	(264)	616	239	91
Net increase (decrease) in net assets from operations	$ 1,085	$ 255	$ (14)	$ 335	$ (47)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
Income:
Dividends	$ 163	$ 2	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	28	1	0	1	0
Administrative and other charges	2	0	0	0	0
Total expenses	30	1	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	0
Administrative and other charges	1	0	0	0	0
Total expenses	3	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	6	0	0	0	0
Administrative and other charges	2	0	0	0	0
Total expenses	8	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	41	1	0	1	0
Net investment income (loss)	122	1	0	(1)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	641	2	0	0	0
Realized gain distributions	1,559	0	0	0	0
Net realized gain (loss) on investments	2,200	2	0	0	0
Unrealized appreciation (depreciation)	(387)	(13)	(3)	(11)	(8)
Net increase (decrease) in net assets from operations	$ 1,935	$ (10)	$ (3)	$ (12)	$ (8)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 3,269	$ 2,956	$ 3,987	$ 1,156	$ 1,262	$ 1,425	$ 616	$ 327
Net realized gain (loss) on investments	0	0	0	0	(111)	(50)	67	61
Unrealized appreciation (depreciation)	0	0	0	0	(730)	788	(571)	(63)
Net increase (decrease) in net assets from operations	3,269	2,956	3,987	1,156	421	2,163	112	325
Contract Transactions:
Payments received from contract owners	8,905	9,532	110,922	56,715	137	167	2,709	1,868
Transfers between sub-accounts and the fixed account, net	17,145	12,686	(32,136)	(13,043)	(3,223)	(3,144)	1,125	1,461
Contract benefits	(885)	(1,014)	(629)	(8)	(381)	(430)	(2)	0
Contract terminations	(22,106)	(20,737)	(10,544)	(1,392)	(1,397)	(962)	(878)	0
Contract maintenance charges	(12)	(11)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	(30)	(7)	1	(1)	(49)	(1)	0	(1)
Net increase (decrease) in net assets from contract transactions	3,017	449	67,614	42,271	(4,915)	(4,373)	2,954	3,328
Total increase (decrease) in net assets	6,286	3,405	71,601	43,427	(4,494)	(2,210)	3,066	3,653
Net Assets:
Beginning of period	74,101	70,696	48,342	4,915	21,511	23,721	4,516	863
End of period	$ 80,387	$ 74,101	$ 119,943	$ 48,342	$ 17,017	$ 21,511	$ 7,582	$ 4,516
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 955	$ 2,932	$ 261	$ 207	$ 24	$ (303)	$ 24	$ 0
Net realized gain (loss) on investments	12,554	16,547	1,671	942	(1,719)	(3,302)	110	44
Unrealized appreciation (depreciation)	(11,833)	934	(2,029)	153	17,618	7,934	1,339	145
Net increase (decrease) in net assets from operations	1,676	20,413	(97)	1,302	15,923	4,329	1,473	189
Contract Transactions:
Payments received from contract owners	1,361	1,139	3,413	2,189	441	462	735	1,064
Transfers between sub-accounts and the fixed account, net	(14,029)	(6,339)	2,072	6,016	(7,652)	(10,101)	4,121	1,918
Contract benefits	(1,929)	(1,886)	(2)	0	(893)	(996)	0	0
Contract terminations	(8,774)	(6,919)	(129)	(1)	(4,231)	(4,671)	(44)	(10)
Contract maintenance charges	(18)	(19)	0	0	(15)	(17)	0	0
Other transfers (to) from EFILI, net	(130)	(32)	(1)	0	(29)	(19)	(2)	0
Net increase (decrease) in net assets from contract transactions	(23,519)	(14,056)	5,353	8,204	(12,379)	(15,342)	4,810	2,972
Total increase (decrease) in net assets	(21,843)	6,357	5,256	9,506	3,544	(11,013)	6,283	3,161
Net Assets:
Beginning of period	122,617	116,260	11,560	2,054	70,515	81,528	4,124	963
End of period	$ 100,774	$ 122,617	$ 16,816	$ 11,560	$ 74,059	$ 70,515	$ 10,407	$ 4,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class		VIP - Investment Grade Bond
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 472	$ 22	$ 300	$ (8)	$ 328	$ 7	$ 1,658	$ 1,967
Net realized gain (loss) on investments	1,782	426	2,096	819	760	129	(221)	(459)
Unrealized appreciation (depreciation)	596	2,621	(613)	766	421	559	144	272
Net increase (decrease) in net assets from operations	2,850	3,069	1,783	1,577	1,509	695	1,581	1,780
Contract Transactions:
Payments received from contract owners	0	(15)	299	419	1,987	1,740	657	433
Transfers between sub-accounts and the fixed account, net	(1,966)	(3,075)	(837)	2,328	4,284	3,115	(4,015)	(9,344)
Contract benefits	(118)	(350)	(166)	(144)	(2)	0	(933)	(1,248)
Contract terminations	(1,347)	(1,140)	(849)	(348)	(81)	(6)	(3,132)	(4,205)
Contract maintenance charges	(4)	(5)	(3)	(6)	(1)	(2)	(8)	(10)
Other transfers (to) from EFILI, net	(15)	3	1	10	1	3	(55)	(59)
Net increase (decrease) in net assets from contract transactions	(3,450)	(4,582)	(1,555)	2,259	6,188	4,850	(7,486)	(14,433)
Total increase (decrease) in net assets	(600)	(1,513)	228	3,836	7,697	5,545	(5,905)	(12,653)
Net Assets:
Beginning of period	19,146	20,659	11,636	7,800	6,727	1,182	50,605	63,258
End of period	$ 18,546	$ 19,146	$ 11,864	$ 11,636	$ 14,424	$ 6,727	$ 44,700	$ 50,605
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class		VIP - Index 500
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 348	$ 65	$ 2,891	$ 1,193	$ 170	$ 6	$ 2,541	$ 793
Net realized gain (loss) on investments	35	46	1,976	(175)	69	13	3,999	1,960
Unrealized appreciation (depreciation)	116	161	2,596	2,603	145	68	(2,375)	8,944
Net increase (decrease) in net assets from operations	499	272	7,463	3,621	384	87	4,165	11,697
Contract Transactions:
Payments received from contract owners	5,030	4,375	893	196	526	275	4,119	3,176
Transfers between sub-accounts and the fixed account, net	2,772	1,647	(3,507)	(4,786)	1,625	1,074	(6,255)	(4,705)
Contract benefits	(14)	(16)	(1,323)	(1,356)	0	0	(1,009)	(1,039)
Contract terminations	(266)	(57)	(4,629)	(5,100)	(61)	(2)	(4,328)	(4,397)
Contract maintenance charges	0	0	(9)	(10)	0	0	(16)	(17)
Other transfers (to) from EFILI, net	0	0	1	(26)	1	0	(37)	25
Net increase (decrease) in net assets from contract transactions	7,522	5,949	(8,574)	(11,082)	2,091	1,347	(7,526)	(6,957)
Total increase (decrease) in net assets	8,021	6,221	(1,111)	(7,461)	2,475	1,434	(3,361)	4,740
Net Assets:
Beginning of period	7,896	1,675	55,942	63,403	1,710	276	89,470	84,730
End of period	$ 15,917	$ 7,896	$ 54,831	$ 55,942	$ 4,185	$ 1,710	$ 86,109	$ 89,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class		VIP - Contrafund		VIP - Contrafund Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 478	$ 191	$ 41	$ 5	$ 116	$ 835	$ 261	$ 133
Net realized gain (loss) on investments	(265)	(485)	6	27	55,407	27,526	10,111	1,513
Unrealized appreciation (depreciation)	2,072	1,181	87	10	(28,807)	(9,642)	(5,621)	(261)
Net increase (decrease) in net assets from operations	2,285	887	134	42	26,716	18,719	4,751	1,385
Contract Transactions:
Payments received from contract owners	73	201	531	284	1,031	2,003	6,933	5,660
Transfers between sub-accounts and the fixed account, net	(1,620)	(1,819)	407	140	(23,354)	(19,621)	10,693	10,041
Contract benefits	(214)	(401)	0	0	(1,607)	(2,409)	(2)	0
Contract terminations	(504)	(547)	(10)	0	(10,455)	(8,430)	(572)	(113)
Contract maintenance charges	(3)	(3)	0	0	(35)	(39)	0	0
Other transfers (to) from EFILI, net	(14)	4	0	0	21	(27)	0	0
Net increase (decrease) in net assets from contract transactions	(2,282)	(2,565)	928	424	(34,399)	(28,523)	17,052	15,588
Total increase (decrease) in net assets	3	(1,678)	1,062	466	(7,683)	(9,804)	21,803	16,973
Net Assets:
Beginning of period	14,155	15,833	609	143	178,699	188,503	20,121	3,148
End of period	$ 14,158	$ 14,155	$ 1,671	$ 609	$ 171,016	$ 178,699	$ 41,924	$ 20,121
(In thousands)	Subaccounts Investing In:
	VIP - Balanced		VIP - Balanced Investor Class		VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 487	$ 223	$ 607	$ 18	$ (22)	$ (16)	$ 1	$ 5
Net realized gain (loss) on investments	1,247	915	504	79	777	618	352	64
Unrealized appreciation (depreciation)	(199)	812	(328)	356	(393)	(86)	(240)	21
Net increase (decrease) in net assets from operations	1,535	1,950	783	453	362	516	113	90
Contract Transactions:
Payments received from contract owners	459	592	8,881	3,619	30	68	182	356
Transfers between sub-accounts and the fixed account, net	1,128	53	15,665	2,679	(2,296)	211	436	1,234
Contract benefits	(452)	(364)	0	0	(49)	(68)	0	(17)
Contract terminations	(1,833)	(999)	(401)	(37)	(187)	(86)	(8)	0
Contract maintenance charges	(4)	(3)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(54)	(11)	2	(2)	(9)	(8)	0	0
Net increase (decrease) in net assets from contract transactions	(756)	(732)	24,147	6,259	(2,512)	116	610	1,573
Total increase (decrease) in net assets	779	1,218	24,930	6,712	(2,150)	632	723	1,663
Net Assets:
Beginning of period	19,566	18,348	7,411	699	5,026	4,394	1,690	27
End of period	$ 20,345	$ 19,566	$ 32,341	$ 7,411	$ 2,876	$ 5,026	$ 2,413	$ 1,690

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth & Income		VIP - Growth & Income Investor Class		VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 274	$ 32	$ 32	$ 2	$ (89)	$ (2)	$ (2)	$ 0
Net realized gain (loss) on investments	1,441	574	116	28	(13)	(471)	87	6
Unrealized appreciation (depreciation)	1,154	2,549	36	91	2,218	873	69	25
Net increase (decrease) in net assets from operations	2,869	3,155	184	121	2,116	400	154	31
Contract Transactions:
Payments received from contract owners	281	182	89	435	43	98	75	114
Transfers between sub-accounts and the fixed account, net	(2,742)	(2,983)	754	753	(757)	(2,988)	805	274
Contract benefits	(644)	(662)	0	0	(136)	(225)	0	0
Contract terminations	(1,455)	(1,321)	(14)	(3)	(334)	(437)	0	0
Contract maintenance charges	(6)	(6)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	2	(22)	1	(3)	(21)	4	7	0
Net increase (decrease) in net assets from contract transactions	(4,564)	(4,812)	830	1,182	(1,207)	(3,550)	887	388
Total increase (decrease) in net assets	(1,695)	(1,657)	1,014	1,303	909	(3,150)	1,041	419
Net Assets:
Beginning of period	27,551	29,208	1,495	192	10,422	13,572	462	43
End of period	$ 25,856	$ 27,551	$ 2,509	$ 1,495	$ 11,331	$ 10,422	$ 1,503	$ 462
(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap		VIP - Mid Cap Investor Class		VIP - Value Strategies		VIP - Value Strategies Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 55	$ (354)	$ 66	$ (4)	$ 15	$ (21)	$ 21	$ 0
Net realized gain (loss) on investments	12,190	18,720	1,219	352	1,235	2,114	134	149
Unrealized appreciation (depreciation)	(3,228)	(10,487)	536	128	(1,012)	(534)	(672)	40
Net increase (decrease) in net assets from operations	9,017	7,879	1,821	476	238	1,559	(517)	189
Contract Transactions:
Payments received from contract owners	575	765	1,893	2,181	507	246	1,119	665
Transfers between sub-accounts and the fixed account, net	(13,662)	(9,289)	4,488	4,233	(19)	(2,754)	2,515	290
Contract benefits	(808)	(995)	(1)	0	(133)	(86)	0	0
Contract terminations	(3,786)	(3,903)	(140)	(6)	(798)	(691)	(101)	(6)
Contract maintenance charges	(14)	(17)	0	0	(3)	(2)	0	0
Other transfers (to) from EFILI, net	(3)	21	(2)	2	(23)	5	0	1
Net increase (decrease) in net assets from contract transactions	(17,698)	(13,418)	6,238	6,410	(469)	(3,282)	3,533	950
Total increase (decrease) in net assets	(8,681)	(5,539)	8,059	6,886	(231)	(1,723)	3,016	1,139
Net Assets:
Beginning of period	68,861	74,400	8,817	1,931	10,488	12,211	1,928	789
End of period	$ 60,180	$ 68,861	$ 16,876	$ 8,817	$ 10,257	$ 10,488	$ 4,944	$ 1,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)		VIP - Utilities Investor Class (b)		VIP - Technology		VIP - Technology Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 88	$ 65	$ 145	$ 11	$ (47)	$ (58)	$ (4)	$ (1)
Net realized gain (loss) on investments	745	1,245	750	90	666	718	98	32
Unrealized appreciation (depreciation)	175	(220)	(276)	(6)	54	(294)	(49)	(10)
Net increase (decrease) in net assets from operations	1,008	1,090	619	95	673	366	45	21
Contract Transactions:
Payments received from contract owners	112	28	701	71	68	426	386	300
Transfers between sub-accounts and the fixed account, net	793	2,746	4,581	2,865	(534)	(923)	1,624	172
Contract benefits	(107)	(25)	0	0	(116)	(422)	0	0
Contract terminations	(214)	(112)	(8)	(1)	(552)	(316)	(20)	0
Contract maintenance charges	(3)	(2)	(1)	0	(3)	(4)	(1)	0
Other transfers (to) from EFILI, net	(2)	2	(1)	0	(5)	12	(1)	(1)
Net increase (decrease) in net assets from contract transactions	579	2,637	5,272	2,935	(1,142)	(1,227)	1,988	471
Total increase (decrease) in net assets	1,587	3,727	5,891	3,030	(469)	(861)	2,033	492
Net Assets:
Beginning of period	6,716	2,989	3,030	0	6,309	7,170	713	221
End of period	$ 8,303	$ 6,716	$ 8,921	$ 3,030	$ 5,840	$ 6,309	$ 2,746	$ 713
(In thousands)	Subaccounts Investing In:
	VIP - Energy (b)		VIP - Energy Investor Class (b)		VIP - Health Care		VIP - Health Care Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (106)	$ (56)	$ 1	$ 13	$ (17)	$ (61)	$ 1	$ (2)
Net realized gain (loss) on investments	1,868	5,588	624	338	890	749	109	14
Unrealized appreciation (depreciation)	5,176	(2,864)	1,832	(272)	(312)	(334)	(2)	43
Net increase (decrease) in net assets from operations	6,938	2,668	2,457	79	561	354	108	55
Contract Transactions:
Payments received from contract owners	143	473	886	795	123	138	375	212
Transfers between sub-accounts and the fixed account, net	(1,750)	(4,572)	6,989	1,316	(500)	(2,316)	2,668	593
Contract benefits	(117)	(206)	(1)	0	(46)	(30)	(1)	(16)
Contract terminations	(1,422)	(1,035)	(65)	(6)	(502)	(574)	(54)	(3)
Contract maintenance charges	(11)	(18)	(2)	(2)	(2)	(3)	(1)	0
Other transfers (to) from EFILI, net	10	(6)	0	(1)	3	4	0	0
Net increase (decrease) in net assets from contract transactions	(3,147)	(5,364)	7,807	2,102	(924)	(2,781)	2,987	786
Total increase (decrease) in net assets	3,791	(2,696)	10,264	2,181	(363)	(2,427)	3,095	841
Net Assets:
Beginning of period	20,024	22,720	2,703	522	7,054	9,481	1,122	281
End of period	$ 23,815	$ 20,024	$ 12,967	$ 2,703	$ 6,691	$ 7,054	$ 4,217	$ 1,122

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Financial Services		VIP - Financial Services Investor Class		VIP - Industrials (b)		VIP - Industrials Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 56	$ 10	$ 26	$ 1	$ (11)	$ 3	$ 7	$ 6
Net realized gain (loss) on investments	225	797	88	6	560	843	313	105
Unrealized appreciation (depreciation)	(662)	(195)	(264)	82	26	(294)	(151)	(80)
Net increase (decrease) in net assets from operations	(381)	612	(150)	89	575	552	169	31
Contract Transactions:
Payments received from contract owners	70	80	121	210	30	32	288	76
Transfers between sub-accounts and the fixed account, net	(1,561)	329	(224)	653	(1,153)	24	1,058	762
Contract benefits	(107)	(24)	0	0	(40)	(47)	0	0
Contract terminations	(216)	(94)	(1)	0	(273)	(64)	(22)	0
Contract maintenance charges	(2)	(2)	(1)	0	(1)	(4)	0	0
Other transfers (to) from EFILI, net	1	2	9	(1)	1	20	0	(2)
Net increase (decrease) in net assets from contract transactions	(1,815)	291	(96)	862	(1,436)	(39)	1,324	836
Total increase (decrease) in net assets	(2,196)	903	(246)	951	(861)	513	1,493	867
Net Assets:
Beginning of period	4,452	3,549	1,088	137	4,306	3,793	903	36
End of period	$ 2,256	$ 4,452	$ 842	$ 1,088	$ 3,445	$ 4,306	$ 2,396	$ 903
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (b)		VIP - Real Estate		VIP - Real Estate Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (4)	$ 0	$ (1)	$ 0	$ (1)	$ 156	$ 32	$ 31
Net realized gain (loss) on investments	123	21	36	0	2,341	3,618	753	274
Unrealized appreciation (depreciation)	(125)	28	(58)	11	(3,765)	446	(1,359)	138
Net increase (decrease) in net assets from operations	(6)	49	(23)	11	(1,425)	4,220	(574)	443
Contract Transactions:
Payments received from contract owners	6	28	34	10	161	229	856	470
Transfers between sub-accounts and the fixed account, net	(478)	323	25	117	(8,924)	1,447	(4,245)	5,053
Contract benefits	(5)	(12)	0	0	(189)	(122)	(1)	0
Contract terminations	(13)	(31)	0	0	(2,301)	(696)	(33)	0
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	2	0	1	(1)	8	8	0	1
Net increase (decrease) in net assets from contract transactions	(489)	307	60	126	(11,248)	863	(3,423)	5,524
Total increase (decrease) in net assets	(495)	356	37	137	(12,673)	5,083	(3,997)	5,967
Net Assets:
Beginning of period	802	446	162	25	17,215	12,132	6,143	176
End of period	$ 307	$ 802	$ 199	$ 162	$ 4,542	$ 17,215	$ 2,146	$ 6,143

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income		VIP - Strategic Income Investor Class		VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 366	$ 319	$ 825	$ 442	$ (6)	$ (2)	$ (2)	$ (1)
Net realized gain (loss) on investments	216	200	342	35	154	31	142	18
Unrealized appreciation (depreciation)	(158)	164	(390)	(29)	(79)	(5)	(79)	0
Net increase (decrease) in net assets from operations	424	683	777	448	69	24	61	17
Contract Transactions:
Payments received from contract owners	886	402	6,802	4,837	1	0	85	97
Transfers between sub-accounts and the fixed account, net	75	(1,698)	2,062	4,468	847	59	360	180
Contract benefits	(135)	(158)	(15)	0	(5)	(1)	0	0
Contract terminations	(757)	(718)	(1,439)	(1)	(52)	(1)	0	0
Contract maintenance charges	(2)	(2)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	3	0	1	0	0	1	0
Net increase (decrease) in net assets from contract transactions	73	(2,171)	7,410	9,305	791	57	446	277
Total increase (decrease) in net assets	497	(1,488)	8,187	9,753	860	81	507	294
Net Assets:
Beginning of period	9,248	10,736	10,605	852	408	327	302	8
End of period	$ 9,745	$ 9,248	$ 18,792	$ 10,605	$ 1,268	$ 408	$ 809	$ 302
(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)		VIP - International Capital Appreciation, Class R Investor Class
	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 14	$ (4)	$ (11)	$ 17	$ 13
Net realized gain (loss) on investments	52	526	27	684	108
Unrealized appreciation (depreciation)	(22)	(468)	136	(685)	72
Net increase (decrease) in net assets from operations	44	54	152	16	193
Contract Transactions:
Payments received from contract owners	20	55	96	1,049	1,061
Transfers between sub-accounts and the fixed account, net	(513)	441	1,864	847	589
Contract benefits	(1)	(40)	(10)	0	(17)
Contract terminations	0	(97)	(1)	(76)	(5)
Contract maintenance charges	0	(1)	0	(1)	0
Other transfers (to) from EFILI, net	1	0	(18)	1	1
Net increase (decrease) in net assets from contract transactions	(493)	358	1,931	1,820	1,629
Total increase (decrease) in net assets	(449)	412	2,083	1,836	1,822
Net Assets:
Beginning of period	449	2,083	0	2,239	417
End of period	$ 0	$ 2,495	$ 2,083	$ 4,075	$ 2,239

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 5	$ 1	$ 34	$ 13	$ (4)	$ 4	$ 13	$ 12
Net realized gain (loss) on investments	419	196	412	48	288	55	345	25
Unrealized appreciation (depreciation)	(335)	113	(386)	103	(325)	104	(438)	110
Net increase (decrease) in net assets from operations	89	310	60	164	(41)	163	(80)	147
Contract Transactions:
Payments received from contract owners	46	18	1,047	619	159	140	1,223	941
Transfers between sub-accounts and the fixed account, net	(731)	155	135	1,158	1,182	698	753	660
Contract benefits	(18)	(19)	0	0	(6)	(46)	(2)	0
Contract terminations	(42)	(266)	(29)	0	(229)	(37)	(15)	(7)
Contract maintenance charges	(1)	(1)	0	0	(2)	(1)	0	0
Other transfers (to) from EFILI, net	2	1	2	0	2	(1)	1	0
Net increase (decrease) in net assets from contract transactions	(744)	(112)	1,155	1,777	1,106	753	1,960	1,594
Total increase (decrease) in net assets	(655)	198	1,215	1,941	1,065	916	1,880	1,741
Net Assets:
Beginning of period	2,390	2,192	2,012	71	1,624	708	1,892	151
End of period	$ 1,735	$ 2,390	$ 3,227	$ 2,012	$ 2,689	$ 1,624	$ 3,772	$ 1,892
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (3)	$ (9)	$ (1)	$ 0	$ 14	$ 22	$ 52	$ 1
Net realized gain (loss) on investments	57	6	34	(5)	60	12	42	6
Unrealized appreciation (depreciation)	30	(29)	7	(3)	(20)	19	(43)	31
Net increase (decrease) in net assets from operations	84	(32)	40	(8)	54	53	51	38
Contract Transactions:
Payments received from contract owners	0	1	185	63	1	22	345	224
Transfers between sub-accounts and the fixed account, net	296	(976)	204	0	(272)	192	377	139
Contract benefits	(3)	(9)	0	0	0	0	0	0
Contract terminations	(1)	(79)	(7)	0	(199)	(32)	(407)	(36)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(2)	(1)	0	0	0	(1)	(1)	0
Net increase (decrease) in net assets from contract transactions	290	(1,064)	382	63	(470)	181	314	327
Total increase (decrease) in net assets	374	(1,096)	422	55	(416)	234	365	365
Net Assets:
Beginning of period	390	1,486	94	39	961	727	822	457
End of period	$ 764	$ 390	$ 516	$ 94	$ 545	$ 961	$ 1,187	$ 822

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 11	$ 10	$ 30	$ 0	$ 41	$ 17	$ 137	$ (2)
Net realized gain (loss) on investments	27	14	48	0	158	110	106	5
Unrealized appreciation (depreciation)	2	10	(13)	33	(23)	69	4	158
Net increase (decrease) in net assets from operations	40	34	65	33	176	196	247	161
Contract Transactions:
Payments received from contract owners	20	0	698	291	306	72	1,954	1,726
Transfers between sub-accounts and the fixed account, net	2	328	(101)	0	91	168	47	579
Contract benefits	0	0	0	0	(78)	0	0	0
Contract terminations	0	(10)	(21)	0	(32)	(742)	(131)	(54)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	0	(1)	0	0	(1)	0	0	1
Net increase (decrease) in net assets from contract transactions	22	317	576	291	285	(502)	1,870	2,252
Total increase (decrease) in net assets	62	351	641	324	461	(306)	2,117	2,413
Net Assets:
Beginning of period	493	142	430	106	1,990	2,296	2,553	140
End of period	$ 555	$ 493	$ 1,071	$ 430	$ 2,451	$ 1,990	$ 4,670	$ 2,553
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 66	$ 18	$ 155	$ (2)	$ 26	$ 17	$ 191	$ (1)
Net realized gain (loss) on investments	302	134	62	7	204	125	154	8
Unrealized appreciation (depreciation)	(101)	130	137	180	(60)	110	200	211
Net increase (decrease) in net assets from operations	267	282	354	185	170	252	545	218
Contract Transactions:
Payments received from contract owners	171	800	873	1,684	150	321	2,492	1,848
Transfers between sub-accounts and the fixed account, net	(669)	695	1,295	1,131	(577)	202	506	1,694
Contract benefits	0	0	0	0	0	(1)	0	0
Contract terminations	(88)	(657)	(78)	(12)	(30)	(393)	(5)	0
Contract maintenance charges	(1)	0	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	1	0	(1)	0	0	1	1	1
Net increase (decrease) in net assets from contract transactions	(586)	838	2,089	2,803	(458)	128	2,994	3,543
Total increase (decrease) in net assets	(319)	1,120	2,443	2,988	(288)	380	3,539	3,761
Net Assets:
Beginning of period	3,577	2,457	3,103	115	2,404	2,024	3,931	170
End of period	$ 3,258	$ 3,577	$ 5,546	$ 3,103	$ 2,116	$ 2,404	$ 7,470	$ 3,931

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 10	$ 11	$ 52	$ 0	$ 16	$ 10	$ 45	$ (1)
Net realized gain (loss) on investments	79	38	29	8	106	63	47	7
Unrealized appreciation (depreciation)	9	36	61	57	(7)	3	104	64
Net increase (decrease) in net assets from operations	98	85	142	65	115	76	196	70
Contract Transactions:
Payments received from contract owners	18	130	507	222	2	25	924	723
Transfers between sub-accounts and the fixed account, net	(220)	454	814	394	103	521	546	279
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(25)	0	(4)	(23)	0	(120)	(1)	0
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	11	0	28	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(226)	584	1,328	593	132	426	1,468	1,002
Total increase (decrease) in net assets	(128)	669	1,470	658	247	502	1,664	1,072
Net Assets:
Beginning of period	1,016	347	834	176	1,007	505	1,080	8
End of period	$ 888	$ 1,016	$ 2,304	$ 834	$ 1,254	$ 1,007	$ 2,744	$ 1,080
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)		VIP - Freedom Lifetime Income II (a)		VIP - Disciplined Small Cap (a)		VIP - Disciplined Small Cap Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 66	$ 27	$ 15	$ 2	$ (3)	$ 0	$ 4	$ 0
Net realized gain (loss) on investments	81	2	24	1	36	1	57	6
Unrealized appreciation (depreciation)	2	41	(6)	8	(83)	18	(146)	29
Net increase (decrease) in net assets from operations	149	70	33	11	(50)	19	(85)	35
Contract Transactions:
Payments received from contract owners	0	0	0	0	130	48	506	268
Transfers between sub-accounts and the fixed account, net	1,224	1,486	502	185	316	333	447	638
Contract benefits	(130)	(22)	(17)	(2)	(4)	(1)	(1)	0
Contract terminations	0	0	0	0	(22)	(1)	(53)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	0	(1)	0	1	0	(1)	(1)
Net increase (decrease) in net assets from contract transactions	1,097	1,464	484	183	421	379	898	905
Total increase (decrease) in net assets	1,246	1,534	517	194	371	398	813	940
Net Assets:
Beginning of period	1,534	0	194	0	398	0	940	0
End of period	$ 2,780	$ 1,534	$ 711	$ 194	$ 769	$ 398	$ 1,753	$ 940

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20% (a)		VIP - FundsManager 50% (a)		VIP - FundsManager 60% (a)	VIP - FundsManager 70% (a)		VIP - FundsManager 85% (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 282	$ 34	$ 917	$ 210	$ 46	$ 721	$ 173	$ 185	$ 55
Net realized gain (loss) on investments	293	43	2,469	250	61	3,000	294	1,850	100
Unrealized appreciation (depreciation)	(148)	(6)	(1,454)	444	(182)	(1,577)	664	(933)	492
Net increase (decrease) in net assets from operations	427	71	1,932	904	(75)	2,144	1,131	1,102	647
Contract Transactions:
Payments received from contract owners	3,137	1,668	16,447	8,300	0	18,434	8,364	8,167	3,865
Transfers between sub-accounts and the fixed account, net	5,588	1,164	12,590	10,771	10,799	14,354	11,549	5,489	5,179
Contract benefits	(15)	(4)	(300)	(15)	0	(341)	(46)	(134)	(30)
Contract terminations	(509)	0	(1,360)	(72)	(6)	(867)	(40)	(1,116)	(10)
Contract maintenance charges	0	0	(1)	0	0	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	0	2	23	13	(1)	22	4	15	16
Net increase (decrease) in net assets from contract transactions	8,201	2,830	27,399	18,997	10,792	31,601	19,831	12,420	9,019
Total increase (decrease) in net assets	8,628	2,901	29,331	19,901	10,717	33,745	20,962	13,522	9,666
Net Assets:
Beginning of period	2,901	0	19,901	0	0	20,962	0	9,666	0
End of period	$ 11,529	$ 2,901	$ 49,232	$ 19,901	$ 10,717	$ 54,707	$ 20,962	$ 23,188	$ 9,666
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity
	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 0	$ 2	$ 2	$ 4	$ (1)	$ 1	$ (112)	$ (39)
Net realized gain (loss) on investments	3	4	15	7	(10)	(4)	12,755	7,434
Unrealized appreciation (depreciation)	13	13	6	(3)	(16)	(20)	86	750
Net increase (decrease) in net assets from operations	16	19	23	8	(27)	(23)	12,729	8,145
Contract Transactions:
Payments received from contract owners	3	9	3	23	17	2	1,540	523
Transfers between sub-accounts and the fixed account, net	261	470	463	606	92	123	(5,489)	(1,344)
Contract benefits	(1)	0	0	0	0	0	(322)	(362)
Contract terminations	0	(1)	(4)	0	(1)	0	(2,060)	(557)
Contract maintenance charges	0	0	0	0	0	0	(6)	(5)
Other transfers (to) from EFILI, net	1	0	(1)	(2)	0	0	(8)	6
Net increase (decrease) in net assets from contract transactions	264	478	461	627	108	125	(6,345)	(1,739)
Total increase (decrease) in net assets	280	497	484	635	81	102	6,384	6,406
Net Assets:
Beginning of period	0	0	0	0	0	0	36,693	30,287
End of period	$ 280	$ 497	$ 484	$ 635	$ 81	$ 102	$ 43,077	$ 36,693

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum		OMIF - Growth II
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 306	$ 334	$ 83	$ 43	$ 192	$ (49)	$ (12)	$ (16)
Net realized gain (loss) on investments	154	203	1,125	804	3,090	1,047	(617)	(677)
Unrealized appreciation (depreciation)	(207)	(125)	(805)	319	(967)	605	984	814
Net increase (decrease) in net assets from operations	253	412	403	1,166	2,315	1,603	355	121
Contract Transactions:
Payments received from contract owners	673	122	507	233	1,220	261	0	0
Transfers between sub-accounts and the fixed account, net	(160)	(1,601)	(757)	(559)	(1,949)	3,832	(372)	(306)
Contract benefits	(52)	(36)	(71)	(72)	(154)	(81)	(31)	(25)
Contract terminations	(524)	(117)	(301)	(137)	(657)	(186)	(87)	(85)
Contract maintenance charges	0	(1)	(1)	(1)	(1)	(1)	0	(1)
Other transfers (to) from EFILI, net	(17)	2	14	3	4	4	(1)	1
Net increase (decrease) in net assets from contract transactions	(80)	(1,631)	(609)	(533)	(1,537)	3,829	(491)	(416)
Total increase (decrease) in net assets	173	(1,219)	(206)	633	778	5,432	(136)	(295)
Net Assets:
Beginning of period	4,461	5,680	6,913	6,280	10,654	5,222	1,774	2,069
End of period	$ 4,634	$ 4,461	$ 6,707	$ 6,913	$ 11,432	$ 10,654	$ 1,638	$ 1,774
(In thousands)	Subaccounts Investing In:
	OMIF - Small Cap		OMIF - Select Value		OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (58)	$ (66)	$ 10	$ 19	$ (42)	$ (49)	$ (47)	$ (56)
Net realized gain (loss) on investments	1,286	374	(6)	(259)	(21,272)	(37,147)	(3,542)	(5,237)
Unrealized appreciation (depreciation)	(787)	836	127	949	22,752	37,416	4,759	5,787
Net increase (decrease) in net assets from operations	441	1,144	131	709	1,438	220	1,170	494
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,155)	(1,801)	(436)	(1,024)	(989)	(1,433)	(1,003)	(1,385)
Contract benefits	(114)	(108)	(29)	(35)	(36)	(112)	(88)	(167)
Contract terminations	(388)	(473)	(117)	(272)	(262)	(604)	(502)	(536)
Contract maintenance charges	(1)	(2)	(1)	(1)	(3)	(4)	(2)	(2)
Other transfers (to) from EFILI, net	2	(14)	(6)	1	(1)	0	(4)	2
Net increase (decrease) in net assets from contract transactions	(1,656)	(2,398)	(589)	(1,331)	(1,291)	(2,153)	(1,599)	(2,088)
Total increase (decrease) in net assets	(1,215)	(1,254)	(458)	(622)	147	(1,933)	(429)	(1,594)
Net Assets:
Beginning of period	7,434	8,688	3,209	3,831	5,351	7,284	6,275	7,869
End of period	$ 6,219	$ 7,434	$ 2,751	$ 3,209	$ 5,498	$ 5,351	$ 5,846	$ 6,275

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)		CST - Small Cap Core I (b)		CST - International Focus
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (47)	$ (49)	$ (11)	$ (36)	$ (24)	$ (36)	$ 5	$ 5
Net realized gain (loss) on investments	(506)	(997)	530	499	(606)	(1,180)	91	62
Unrealized appreciation (depreciation)	1,638	1,791	(264)	(7)	616	1,256	239	245
Net increase (decrease) in net assets from operations	1,085	745	255	456	(14)	40	335	312
Contract Transactions:
Payments received from contract owners	0	0	0	0	20	39	9	8
Transfers between sub-accounts and the fixed account, net	(629)	(685)	(677)	(762)	(594)	(1,007)	280	26
Contract benefits	(82)	(385)	(61)	(71)	(12)	(41)	(7)	(7)
Contract terminations	(270)	(196)	(168)	(174)	(145)	(213)	(69)	(37)
Contract maintenance charges	(2)	(2)	(1)	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	(1)	1	3	2	1	0	2	1
Net increase (decrease) in net assets from contract transactions	(984)	(1,267)	(904)	(1,006)	(731)	(1,223)	214	(10)
Total increase (decrease) in net assets	101	(522)	(649)	(550)	(745)	(1,183)	549	302
Net Assets:
Beginning of period	5,544	6,066	4,131	4,681	3,317	4,500	2,133	1,831
End of period	$ 5,645	$ 5,544	$ 3,482	$ 4,131	$ 2,572	$ 3,317	$ 2,682	$ 2,133
(In thousands)	Subaccounts Investing In:
	CST - Global Small Cap Focus		Lazard - Retirement Emerging Markets (a)		SA - Mid Cap Value (a)	SA - Mid Cap Value Investor Class (a)	SA - Small Cap Blend (a)	SA - Small Cap Blend Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ (15)	$ (23)	$ 122	$ 0	$ 1	$ 0	$ (1)	$ 0
Net realized gain (loss) on investments	(123)	51	2,200	56	2	0	0	0
Unrealized appreciation (depreciation)	91	178	(387)	249	(13)	(3)	(11)	(8)
Net increase (decrease) in net assets from operations	(47)	206	1,935	305	(10)	(3)	(12)	(8)
Contract Transactions:
Payments received from contract owners	8	59	1,621	204	0	40	0	15
Transfers between sub-accounts and the fixed account, net	(802)	(219)	5,495	3,001	277	41	153	120
Contract benefits	(20)	(27)	(24)	(3)	0	0	0	0
Contract terminations	(145)	(100)	(356)	(33)	0	0	0	0
Contract maintenance charges	0	(1)	(1)	0	0	0	0	0
Other transfers (to) from EFILI, net	3	3	4	3	(1)	0	1	0
Net increase (decrease) in net assets from contract transactions	(956)	(285)	6,739	3,172	276	81	154	135
Total increase (decrease) in net assets	(1,003)	(79)	8,674	3,477	266	78	142	127
Net Assets:
Beginning of period	2,238	2,317	3,477	0	0	0	0	0
End of period	$ 1,235	$ 2,238	$ 12,151	$ 3,477	$ 266	$ 78	$ 142	$ 127

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60%, commenced operations on May 1, 2007. The VIP - FundsManager 60% commenced operations on September 4, 2007.

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Freedom Lifetime Income I
VIP - Freedom Lifetime Income II
VIP - Freedom Lifetime Income III
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP - International Capital Appreciation Fund were transferred to the redemption share class of the VIP - International Capital Appreciation Fund. This transfer effectively closed the initial share class of the VIP - International Capital Appreciation Fund so no contractholder activity has been reported subsequent to the transfer. The investment objectives and strategies of the two funds are substantially the same.

The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. As of December 31, 2007, the net assets and units of Fidelity Retirement Reserve contracts that have been reported with Fidelity Income Advantage were $16,911,000 and 692,000, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $11,100 represents seed money held in the subaccounts as of December 31, 2007.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Statements of Assets and Liabilities and the Statements of Operations and of Changes in Net Assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Future Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Account is currently assessing the impact SFAS No. 157 will have on its financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2007 were 0.10% to 0.82% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2007:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 58,994	$ 52,707
VIP - Money Market Investor Class	127,615	56,011
VIP - High Income	2,655	6,419
VIP - High Income Investor Class	6,472	2,835
VIP - Equity-Income	12,464	22,473
VIP - Equity-Income Investor Class	9,947	2,662
VIP - Growth	2,972	17,046
VIP - Growth Investor Class	5,664	719
VIP - Overseas	1,954	3,150
VIP - Overseas, Class R	4,446	3,604
VIP - Overseas, Class R Investor Class	8,717	1,440
VIP - Investment Grade Bond	5,314	11,364
VIP - Investment Grade Bond Investor Class	9,688	1,783
VIP - Asset Manager	6,113	9,819
VIP - Asset Manager Investor Class	2,544	214
VIP - Index 500	18,175	19,160
VIP - Asset Manager: Growth	2,072	4,141
VIP - Asset Manager: Growth Investor Class	1,109	133
VIP - Contrafund	45,755	24,630
VIP - Contrafund Investor Class	29,946	2,522
VIP - Balanced	5,255	4,276
VIP - Balanced Investor Class	26,594	1,336
VIP - Dynamic Capital Appreciation	834	2,591
VIP - Dynamic Capital Appreciation Investor Class	1,852	889
VIP - Growth & Income	2,517	5,370
VIP - Growth & Income Investor Class	1,450	472
VIP - Growth Opportunities	1,315	2,624
VIP - Growth Opportunities Investor Class	1,512	540
VIP - Mid Cap	8,564	14,016
VIP - Mid Cap Investor Class	12,860	5,337
VIP - Value Strategies	7,661	6,880
VIP - Value Strategies Investor Class	11,090	7,402
VIP - Utilities	9,430	8,018
VIP - Utilities Investor Class	14,512	8,345
VIP - Technology	2,782	3,305
VIP - Technology Investor Class	3,066	984
VIP - Energy	7,228	8,613
VIP - Energy Investor Class	9,784	1,351
VIP - Health Care	2,244	2,295
VIP - Health Care Investor Class	3,962	864
VIP - Financial Services	1,002	2,537
VIP - Financial Services Investor Class	1,287	1,269
VIP - Industrials	1,375	2,262
VIP - Industrials Investor Class	2,504	859
VIP - Consumer Discretionary	264	635
VIP - Consumer Discretionary Investor Class	291	196
VIP - Real Estate	3,931	12,838
VIP - Real Estate Investor Class	4,859	7,497

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 3,865	$ 3,210
VIP - Strategic Income Investor Class	12,368	3,791
VIP - Aggressive Growth	1,307	369
VIP - Aggressive Growth Investor Class	1,068	482
VIP - International Capital Appreciation, Class R	2,263	1,383
VIP - International Capital Appreciation Investor Class	3,496	976
VIP - Value Leaders	1,177	1,498
VIP - Value Leaders Investor Class	2,660	1,059
VIP - Value	2,205	815
VIP - Value Investor Class	3,215	898
VIP - Growth Stock	559	215
VIP - Growth Stock Investor Class	534	118
VIP - Freedom Income	188	585
VIP - Freedom Income Investor Class	944	535
VIP - Freedom 2005	125	65
VIP - Freedom 2005 Investor Class	964	309
VIP - Freedom 2010	1,193	708
VIP - Freedom 2010 Investor Class	2,748	636
VIP - Freedom 2015	1,297	1,516
VIP - Freedom 2015 Investor Class	2,415	110
VIP - Freedom 2020	648	875
VIP - Freedom 2020 Investor Class	3,936	598
VIP - Freedom 2025	169	307
VIP - Freedom 2025 Investor Class	1,482	73
VIP - Freedom 2030	720	466
VIP - Freedom 2030 Investor Class	1,709	149
VIP - Freedom Lifetime Income I	1,361	118
VIP - Freedom Lifetime Income II	540	17
VIP - Disciplined Small Cap	911	457
VIP - Disciplined Small Cap Investor Class	1,643	684
VIP - FundsManager 20%	11,379	2,603
VIP - FundsManager 50%	37,782	6,997
VIP - FundsManager 60% (a)	10,906	7
VIP - FundsManager 70%	38,597	3,276
VIP - FundsManager 85%	18,076	3,624
VIP - Consumer Staples (a)	299	32
VIP - Consumer Staples Investor Class (a)	493	8
VIP - Materials (a)	616	138
VIP - Materials Investor Class (a)	734	96
VIP - Telecommunications (a)	386	289
VIP - Telecommunications Investor Class (a)	280	158
UIF - Emerging Markets Equity	44,875	38,577
UIF - Emerging Markets Debt	2,812	2,433
UIF - Global Value Equity	2,949	2,349
UIF - International Magnum	13,285	11,541
OMIF - Growth II	3	1,122
OMIF - Small Cap	858	1,286
OMIF - Select Value	34	621
OMIF - Columbus Circle Technology & Communications	1	22,606
OMIF - Large Cap Growth	1	5,188

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 0	$ 1,537
WFAF - Advantage VT Opportunity	548	933
CST - Small Cap Core I	220	1,582
CST - International Focus	1,057	747
CST - Global Small Cap Focus	213	1,309
Lazard - Retirement Emerging Markets	11,746	2,686
SAI - Mid Cap Value (a)	342	61
SAI - Mid Cap Value Investor Class (a)	103	22
SAI - Small Cap Blend (a)	203	51
SAI - Small Cap Blend Investor Class (a)	167	31

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2007:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	80,394	$ 80,394	$ 1.00
VIP - Money Market Investor Class	119,951	119,951	1.00
VIP - High Income	2,846	28,558	5.98
VIP - High Income Investor Class	1,272	8,271	5.96
VIP - Equity-Income	4,215	103,895	23.91
VIP - Equity-Income Investor Class	705	18,698	23.85
VIP - Growth	1,641	80,716	45.12
VIP - Growth Investor Class	231	8,929	45.00
VIP - Overseas	732	17,588	25.32
VIP - Overseas, Class R	469	10,543	25.27
VIP - Overseas, Class R Investor Class	571	13,394	25.26
VIP - Investment Grade Bond	3,503	46,895	12.76
VIP - Investment Grade Bond Investor Class	1,250	15,626	12.73
VIP - Asset Manager	3,309	54,791	16.57
VIP - Asset Manager Investor Class	253	3,971	16.53
VIP - Index 500	525	81,733	164.02
VIP - Asset Manager: Growth	913	15,003	15.51
VIP - Asset Manager: Growth Investor Class	108	1,574	15.46
VIP - Contrafund	6,130	164,121	27.90
VIP - Contrafund Investor Class	1,507	47,803	27.82
VIP - Balanced	1,285	19,799	15.83
VIP - Balanced Investor Class	2,051	32,309	15.77
VIP - Dynamic Capital Appreciation	315	3,002	9.13
VIP - Dynamic Capital Appreciation Investor Class	265	2,632	9.12
VIP - Growth & Income	1,520	24,594	17.01
VIP - Growth & Income Investor Class	148	2,381	16.96
VIP - Growth Opportunities	507	10,971	22.37
VIP - Growth Opportunities Investor Class	67	1,409	22.28
VIP - Mid Cap	1,664	52,614	36.16
VIP - Mid Cap Investor Class	468	16,182	36.07

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Value Strategies	815	$ 11,189	$ 12.58
VIP - Value Strategies Investor Class	395	5,574	12.53
VIP - Utilities	634	8,330	13.09
VIP - Utilities Investor Class	684	9,203	13.05
VIP - Technology	530	5,721	11.02
VIP - Technology Investor Class	250	2,805	10.97
VIP - Energy	897	19,883	26.55
VIP - Energy Investor Class	490	11,429	26.49
VIP - Health Care	493	6,159	13.57
VIP - Health Care Investor Class	312	4,179	13.53
VIP - Financial Services	195	2,715	11.57
VIP - Financial Services Investor Class	73	1,023	11.54
VIP - Industrials	239	3,625	14.43
VIP - Industrials Investor Class	167	2,630	14.38
VIP - Consumer Discretionary	29	374	10.72
VIP - Consumer Discretionary Investor Class	19	247	10.72
VIP - Real Estate	316	6,998	14.38
VIP - Real Estate Investor Class	150	3,380	14.34
VIP - Strategic Income	917	9,880	10.63
VIP - Strategic Income Investor Class	1,769	19,242	10.62
VIP - Aggressive Growth	126	1,349	10.09
VIP - Aggressive Growth Investor Class	80	889	10.05
VIP - International Capital Appreciation, Class R	218	2,829	11.44
VIP - International Capital Appreciation Investor Class	357	4,669	11.41
VIP - Value Leaders	125	1,882	13.89
VIP - Value Leaders Investor Class	233	3,510	13.87
VIP - Value	205	2,897	13.11
VIP - Value Investor Class	288	4,099	13.09
VIP - Growth Stock	54	728	14.15
VIP - Growth Stock Investor Class	37	512	14.10
VIP - Freedom Income	50	540	10.80
VIP - Freedom Income Investor Class	110	1,194	10.79
VIP - Freedom 2005	48	538	11.59
VIP - Freedom 2005 Investor Class	93	1,052	11.53
VIP - Freedom 2010	205	2,382	11.96
VIP - Freedom 2010 Investor Class	404	4,507	11.56
VIP - Freedom 2015	265	3,157	12.29
VIP - Freedom 2015 Investor Class	468	5,226	11.86
VIP - Freedom 2020	168	1,987	12.63
VIP - Freedom 2020 Investor Class	618	7,055	12.09
VIP - Freedom 2025	70	826	12.71
VIP - Freedom 2025 Investor Class	189	2,181	12.21
VIP - Freedom 2030	96	1,230	13.02
VIP - Freedom 2030 Investor Class	220	2,576	12.48
VIP - Freedom Lifetime Income I	248	2,737	11.21
VIP - Freedom Lifetime Income II	61	709	11.68

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	69	$ 835	$ 11.18
VIP - Disciplined Small Cap Investor Class	157	1,871	11.16
VIP - FundsManager 20%	1,101	11,683	10.47
VIP - FundsManager 50%	4,684	50,241	10.51
VIP - FundsManager 60%	1,042	10,899	10.28
VIP - FundsManager 70%	5,137	55,620	10.65
VIP - FundsManager 85%	2,153	23,624	10.77
VIP - Consumer Staples	25	267	11.08
VIP - Consumer Staples Investor Class	45	484	11.07
VIP - Materials	44	478	11.13
VIP - Materials Investor Class	57	638	11.13
VIP - Telecommunications	9	97	9.36
VIP - Telecommunications Investor Class	11	122	9.35
UIF - Emerging Markets Equity	1,775	38,181	24.27
UIF - Emerging Markets Debt	543	4,919	8.53
UIF - Global Value Equity	407	6,632	16.46
UIF - International Magnum	788	11,375	14.50
OMIF - Growth II	106	3,644	15.42
OMIF - Small Cap	278	5,393	22.35
OMIF - Select Value	150	2,711	18.39
OMIF - Columbus Circle Technology & Communications	1,544	92,875	3.56
OMIF - Large Cap Growth	454	17,593	12.89
WFAF - Advantage VT Discovery	281	8,578	20.11
WFAF - Advantage VT Opportunity	158	4,283	22.03
CST - Small Cap Core I	166	5,641	15.47
CST - International Focus	169	2,786	15.85
CST - Global Small Cap Focus	88	1,894	14.08
Lazard - Retirement Emerging Markets	475	12,287	25.60
SAI - Mid Cap Value	29	280	9.23
SAI - Mid Cap Value Investor Class	8	81	9.23
SAI - Small Cap Blend	16	153	9.03
SAI - Small Cap Blend Investor Class	14	136	9.03

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Money Market
Units Issued	3,641	4,407	501	399
Units Redeemed	(3,544)	(4,370)	(456)	(409)
Net Increase (Decrease)	97	37	45	(10)
VIP - High Income
Units Issued	59	133	6	18
Units Redeemed	(189)	(273)	(29)	(25)
Net Increase (Decrease)	(130)	(140)	(23)	(7)
VIP - Equity-Income
Units Issued	81	161	9	37
Units Redeemed	(382)	(395)	(36)	(35)
Net Increase (Decrease)	(301)	(234)	(27)	2
VIP - Growth
Units Issued	60	53	6	6
Units Redeemed	(242)	(297)	(17)	(25)
Net Increase (Decrease)	(182)	(244)	(11)	(19)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(76)	(114)	(3)	(10)
Net Increase (Decrease)	(75)	(113)	(3)	(10)
VIP - Overseas, Class R
Units Issued	245	473	30	78
Units Redeemed	(353)	(346)	(15)	(42)
Net Increase (Decrease)	(108)	127	15	36
VIP - Investment Grade Bond
Units Issued	154	137	17	34
Units Redeemed	(343)	(583)	(82)	(96)
Net Increase (Decrease)	(189)	(446)	(65)	(62)
VIP - Asset Manager
Units Issued	42	44	4	1
Units Redeemed	(258)	(354)	(23)	(27)
Net Increase (Decrease)	(216)	(310)	(19)	(26)
VIP - Index 500
Units Issued	165	166	14	23
Units Redeemed	(536)	(558)	(39)	(29)
Net Increase (Decrease)	(371)	(392)	(25)	(6)
VIP - Asset Manager: Growth
Units Issued	57	38	4	3
Units Redeemed	(144)	(145)	(13)	(13)
Net Increase (Decrease)	(87)	(107)	(9)	(10)
VIP - Contrafund
Units Issued	178	374	14	37
Units Redeemed	(865)	(995)	(52)	(98)
Net Increase (Decrease)	(687)	(621)	(38)	(61)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Balanced
Units Issued	182	268	51	48
Units Redeemed	(250)	(339)	(25)	(21)
Net Increase (Decrease)	(68)	(71)	26	27
VIP - Dynamic Capital Appreciation
Units Issued	32	262	4	30
Units Redeemed	(172)	(265)	(18)	(23)
Net Increase (Decrease)	(140)	(3)	(14)	7
VIP - Growth & Income
Units Issued	55	63	5	10
Units Redeemed	(250)	(290)	(32)	(52)
Net Increase (Decrease)	(195)	(227)	(27)	(42)
VIP - Growth Opportunities
Units Issued	82	44	15	0
Units Redeemed	(163)	(292)	(19)	(31)
Net Increase (Decrease)	(81)	(248)	(4)	(31)
VIP - Mid Cap
Units Issued	243	877	8	47
Units Redeemed	(942)	(1,491)	(71)	(98)
Net Increase (Decrease)	(699)	(614)	(63)	(51)
VIP - Value Strategies
Units Issued	423	104	18	9
Units Redeemed	(468)	(330)	(19)	(20)
Net Increase (Decrease)	(45)	(226)	(1)	(11)
VIP - Utilities (b)
Units Issued	698	650	45	92
Units Redeemed	(726)	(530)	0	0
Net Increase (Decrease)	(28)	120	45	92
VIP - Technology
Units Issued	197	347	19	14
Units Redeemed	(318)	(461)	(9)	(27)
Net Increase (Decrease)	(121)	(114)	10	(13)
VIP - Energy (b)
Units Issued	301	557	27	22
Units Redeemed	(490)	(842)	0	(23)
Net Increase (Decrease)	(189)	(285)	27	(1)
VIP - Health Care
Units Issued	154	196	57	4
Units Redeemed	(284)	(419)	0	(11)
Net Increase (Decrease)	(130)	(223)	57	(7)
VIP - Financial Services
Units Issued	64	328	1	3
Units Redeemed	(180)	(298)	(5)	(9)
Net Increase (Decrease)	(116)	30	(4)	(6)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Industrials (b)
Units Issued	55	127	8	15
Units Redeemed	(118)	(134)	(24)	(10)
Net Increase (Decrease)	(63)	(7)	(16)	5
VIP - Consumer Discretionary (b)
Units Issued	16	39	3	8
Units Redeemed	(45)	(23)	(11)	0
Net Increase (Decrease)	(29)	16	(8)	8
VIP - Real Estate
Units Issued	171	481	8	54
Units Redeemed	(609)	(502)	(84)	0
Net Increase (Decrease)	(438)	(21)	(76)	54
VIP - Strategic Income
Units Issued	318	263	33	77
Units Redeemed	(334)	(449)	(11)	(80)
Net Increase (Decrease)	(16)	(186)	22	(3)
VIP - Aggressive Growth
Units Issued	90	36	11	0
Units Redeemed	(43)	(31)	0	0
Net Increase (Decrease)	47	5	11	0
VIP - International Capital Appreciation
Units Issued	0	121	0	13
Units Redeemed	0	(158)	0	(16)
Net Increase (Decrease)	0	(37)	0	(3)
VIP - International Capital Appreciation, Class R (a)
Units Issued	121	159	21	17
Units Redeemed	(111)	(13)	(7)	(1)
Net Increase (Decrease)	10	146	14	16
VIP - Value Leaders
Units Issued	76	140	2	18
Units Redeemed	(124)	(149)	(12)	(17)
Net Increase (Decrease)	(48)	(9)	(10)	1
VIP - Value
Units Issued	154	125	8	8
Units Redeemed	(68)	(53)	(9)	(12)
Net Increase (Decrease)	86	72	(1)	(4)
VIP - Growth Stock
Units Issued	41	22	3	0
Units Redeemed	(19)	(113)	(2)	(14)
Net Increase (Decrease)	22	(91)	1	(14)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Freedom Income
Units Issued	14	46	0	0
Units Redeemed	(55)	(29)	0	0
Net Increase (Decrease)	(41)	17	0	0
VIP - Freedom 2005
Units Issued	7	50	0	0
Units Redeemed	(6)	(21)	0	0
Net Increase (Decrease)	1	29	0	0
VIP - Freedom 2010
Units Issued	93	156	1	0
Units Redeemed	(69)	(201)	0	0
Net Increase (Decrease)	24	(45)	1	0
VIP - Freedom 2015
Units Issued	95	248	1	0
Units Redeemed	(145)	(174)	0	0
Net Increase (Decrease)	(50)	74	1	0
VIP - Freedom 2020
Units Issued	39	117	0	0
Units Redeemed	(78)	(100)	0	(4)
Net Increase (Decrease)	(39)	17	0	(4)
VIP - Freedom 2025
Units Issued	9	80	0	0
Units Redeemed	(27)	(27)	0	(1)
Net Increase (Decrease)	(18)	53	0	(1)
VIP - Freedom 2030
Units Issued	50	98	0	0
Units Redeemed	(39)	(62)	0	0
Net Increase (Decrease)	11	36	0	0
VIP - Disciplined Small Cap (a)
Units Issued	91	41	2	4
Units Redeemed	(50)	(5)	(3)	0
Net Increase (Decrease)	41	36	(1)	4
VIP - FundsManager 20% (a)
Units Issued	84	122	0	13
Units Redeemed	(45)	(96)	(1)	(0)
Net Increase (Decrease)	39	26	(1)	13
VIP - FundsManager 50% (a)
Units Issued	622	368	308	141
Units Redeemed	(262)	(148)	(10)	(12)
Net Increase (Decrease)	360	220	298	129

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - FundsManager 70% (a)
Units Issued	495	445	243	230
Units Redeemed	(204)	(182)	(20)	(1)
Net Increase (Decrease)	291	263	223	229
VIP - FundsManager 85% (a)
Units Issued	220	349	223	46
Units Redeemed	(224)	(40)	(90)	0
Net Increase (Decrease)	(4)	309	133	46
VIP - Consumer Staples (a)
Units Issued	26	0	1	0
Units Redeemed	(2)	0	0	0
Net Increase (Decrease)	24	0	1	0
VIP - Materials (a)
Units Issued	57	0	0	0
Units Redeemed	(15)	0	0	0
Net Increase (Decrease)	42	0	0	0
VIP - Telecommunications (a)
Units Issued	36	0	0	0
Units Redeemed	(28)	0	0	0
Net Increase (Decrease)	8	0	0	0
UIF - Emerging Markets Equity
Units Issued	616	1,282	32	54
Units Redeemed	(748)	(1,686)	(114)	(192)
Net Increase (Decrease)	(132)	(404)	(82)	(138)
UIF - Emerging Markets Debt
Units Issued	30	53	7	2
Units Redeemed	(92)	(154)	(6)	(8)
Net Increase (Decrease)	(62)	(101)	1	(6)
UIF - Global Value Equity
Units Issued	29	148	3	8
Units Redeemed	(129)	(238)	(8)	(10)
Net Increase (Decrease)	(100)	(90)	(5)	(2)
UIF - International Magnum
Units Issued	215	310	23	47
Units Redeemed	(306)	(260)	(54)	0
Net Increase (Decrease)	(91)	50	(31)	47
OMIF - Growth II
Units Issued	0	1	0	0
Units Redeemed	(38)	(39)	(1)	(1)
Net Increase (Decrease)	(38)	(38)	(1)	(1)
OMIF - Small Cap
Units Issued	0	5	0	0
Units Redeemed	(63)	(99)	(3)	(17)
Net Increase (Decrease)	(63)	(94)	(3)	(17)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
OMIF - Select Value
Units Issued	0	1	0	0
Units Redeemed	(26)	(74)	(2)	(3)
Net Increase (Decrease)	(26)	(73)	(2)	(3)
OMIF - Columbus Circle Technology & Communications Fund (b)
Units Issued	0	4	0	0
Units Redeemed	(127)	(236)	(3)	(10)
Net Increase (Decrease)	(127)	(232)	(3)	(10)
OMIF - Large Cap Growth
Units Issued	0	5	0	0
Units Redeemed	(84)	(128)	(5)	(3)
Net Increase (Decrease)	(84)	(123)	(5)	(3)
WFAF - Advantage VT Discovery (b)
Units Issued	0	1	0	0
Units Redeemed	(45)	(77)	(6)	(3)
Net Increase (Decrease)	(45)	(76)	(6)	(3)
WFAF - Advantage VT Opportunity (b)
Units Issued	0	1	0	0
Units Redeemed	(37)	(48)	(3)	(4)
Net Increase (Decrease)	(37)	(47)	(3)	(4)
CST - Small Cap Core I (b)
Units Issued	25	134	2	0
Units Redeemed	(83)	(241)	(1)	(7)
Net Increase (Decrease)	(58)	(107)	1	(7)
CST - International Focus
Units Issued	66	101	3	0
Units Redeemed	(57)	(101)	0	(2)
Net Increase (Decrease)	9	(0)	3	(2)
CST - Global Small Cap Focus
Units Issued	14	94	0	4
Units Redeemed	(69)	(120)	(11)	(2)
Net Increase (Decrease)	(55)	(26)	(11)	2
Lazard - Retirement Emerging Markets (a)
Units Issued	394	185	24	30
Units Redeemed	(200)	(18)	(12)	(6)
Net Increase (Decrease)	194	167	12	24
SAI - Mid Cap Value (a)
Units Issued	38	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	28	0	0	0
SAI - Small Cap Blend (a)
Units Issued	21	0	1	0
Units Redeemed	(6)	0	0	0
Net Increase (Decrease)	15	0	1	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Money Market Investor Class
Units Issued	14,123	7,296	0	0
Units Redeemed	(7,966)	(3,215)	0	0
Net Increase (Decrease)	6,157	4,081	0	0
VIP - High Income Investor Class
Units Issued	567	452	0	0
Units Redeemed	(309)	(135)	0	0
Net Increase (Decrease)	258	317	0	0
VIP - Equity-Income Investor Class
Units Issued	816	840	0	0
Units Redeemed	(404)	(98)	0	0
Net Increase (Decrease)	412	742	0	0
VIP - Growth Investor Class
Units Issued	498	390	0	0
Units Redeemed	(123)	(107)	0	0
Net Increase (Decrease)	375	283	0	0
VIP - Overseas, Class R Investor Class
Units Issued	624	553	0	0
Units Redeemed	(194)	(144)	0	0
Net Increase (Decrease)	430	409	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	962	801	0	0
Units Redeemed	(254)	(213)	0	0
Net Increase (Decrease)	708	588	0	0
VIP - Asset Manager Investor Class
Units Issued	196	159	0	0
Units Redeemed	(20)	(29)	0	0
Net Increase (Decrease)	176	130	0	0
VIP - Index 500
Units Issued	1,003	809	0	0
Units Redeemed	(332)	(181)	0	0
Net Increase (Decrease)	671	628	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	86	102	0	0
Units Redeemed	(12)	(60)	0	0
Net Increase (Decrease)	74	42	0	0
VIP - Contrafund Investor Class
Units Issued	1,782	1,677	0	0
Units Redeemed	(464)	(278)	0	0
Net Increase (Decrease)	1,318	1,399	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Balanced Investor Class
Units Issued	1,096	628	0	0
Units Redeemed	(212)	(56)	0	0
Net Increase (Decrease)	884	572	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	123	185	0	0
Units Redeemed	(77)	(51)	0	0
Net Increase (Decrease)	46	134	0	0
VIP - Growth & Income Investor Class
Units Issued	110	154	0	0
Units Redeemed	(47)	(46)	0	0
Net Increase (Decrease)	63	108	0	0
VIP - Growth Opportunities Investor Class
Units Issued	129	54	0	0
Units Redeemed	(60)	(17)	0	0
Net Increase (Decrease)	69	37	0	0
VIP - Mid Cap Investor Class
Units Issued	1,019	721	0	0
Units Redeemed	(532)	(166)	0	0
Net Increase (Decrease)	487	555	0	0
VIP - Value Strategies Investor Class
Units Issued	827	198	0	0
Units Redeemed	(594)	(113)	0	0
Net Increase (Decrease)	233	85	0	0
VIP - Utilities Investor Class (b)
Units Issued	974	233	0	0
Units Redeemed	(641)	(3)	0	0
Net Increase (Decrease)	333	230	0	0
VIP - Technology Investor Class
Units Issued	239	65	0	0
Units Redeemed	(95)	(24)	0	0
Net Increase (Decrease)	144	41	0	0
VIP - Energy Investor Class (b)
Units Issued	644	245	0	0
Units Redeemed	(156)	(80)	0	0
Net Increase (Decrease)	488	165	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Health Care Investor Class
Units Issued	335	120	0	0
Units Redeemed	(88)	(45)	0	0
Net Increase (Decrease)	247	75	0	0
VIP - Financial Services Investor Class
Units Issued	102	80	0	0
Units Redeemed	(111)	(5)	0	0
Net Increase (Decrease)	(9)	75	0	0
VIP - Industrials Investor Class (b)
Units Issued	164	86	0	0
Units Redeemed	(70)	(14)	0	0
Net Increase (Decrease)	94	72	0	0
VIP - Consumer Discretionary Investor Class (b)
Units Issued	25	12	0	0
Units Redeemed	(20)	0	0	0
Net Increase (Decrease)	5	12	0	0
VIP - Real Estate Investor Class
Units Issued	340	464	0	0
Units Redeemed	(588)	(49)	0	0
Net Increase (Decrease)	(248)	415	0	0
VIP - Strategic Income Investor Class
Units Issued	1,166	968	0	0
Units Redeemed	(499)	(75)	0	0
Net Increase (Decrease)	667	893	0	0
VIP - Aggressive Growth Investor Class
Units Issued	79	43	0	0
Units Redeemed	(44)	(17)	0	0
Net Increase (Decrease)	35	26	0	0
VIP - International Capital Appreciation, Class R Investor Class (a)
Units Issued	257	217	0	0
Units Redeemed	(122)	(74)	0	0
Net Increase (Decrease)	135	143	0	0
VIP - Value Leaders Investor Class
Units Issued	205	183	0	0
Units Redeemed	(114)	(22)	0	0
Net Increase (Decrease)	91	161	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Value Investor Class
Units Issued	257	179	0	0
Units Redeemed	(103)	(33)	0	0
Net Increase (Decrease)	154	146	0	0
VIP - Growth Stock Investor Class
Units Issued	41	36	0	0
Units Redeemed	(9)	(31)	0	0
Net Increase (Decrease)	32	5	0	0
VIP - Freedom Income Investor Class
Units Issued	85	49	0	0
Units Redeemed	(57)	(18)	0	0
Net Increase (Decrease)	28	31	0	0
VIP - Freedom 2005 Investor Class
Units Issued	79	28	0	0
Units Redeemed	(29)	0	0	0
Net Increase (Decrease)	50	28	0	0
VIP - Freedom 2010 Investor Class
Units Issued	224	229	0	0
Units Redeemed	(67)	(15)	0	0
Net Increase (Decrease)	157	214	0	0
VIP - Freedom 2015 Investor Class
Units Issued	186	276	0	0
Units Redeemed	(12)	(15)	0	0
Net Increase (Decrease)	174	261	0	0
VIP - Freedom 2020 Investor Class
Units Issued	311	333	0	0
Units Redeemed	(64)	(9)	0	0
Net Increase (Decrease)	247	324	0	0
VIP - Freedom 2025 Investor Class
Units Issued	114	73	0	0
Units Redeemed	(6)	(18)	0	0
Net Increase (Decrease)	108	55	0	0
VIP - Freedom 2030 Investor Class
Units Issued	134	118	0	0
Units Redeemed	(15)	(27)	0	0
Net Increase (Decrease)	119	91	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	106	140
Units Redeemed	0	0	(11)	(2)
Net Increase (Decrease)	0	0	95	138
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	41	17
Units Redeemed	0	0	(1)	0
Net Increase (Decrease)	0	0	40	17
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	161	119	0	0
Units Redeemed	(76)	(26)	0	0
Net Increase (Decrease)	85	93	0	0
VIP - FundsManager 20% (a)
Units Issued	948	254	0	0
Units Redeemed	(219)	(15)	0	0
Net Increase (Decrease)	729	239	0	0
VIP - FundsManager 50% (a)
Units Issued	2,378	1,544	0	0
Units Redeemed	(553)	(12)	0	0
Net Increase (Decrease)	1,825	1,532	0	0
VIP - FundsManager 70% (a)
Units Issued	2,486	1,481	0	0
Units Redeemed	(189)	(7)	0	0
Net Increase (Decrease)	2,297	1,474	0	0
VIP - FundsManager 85% (a)
Units Issued	1,116	553	0	0
Units Redeemed	(144)	(3)	0	0
Net Increase (Decrease)	972	550	0	0
VIP - Consumer Staples Investor Class (a)
Units Issued	49	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	45	0	0	0
VIP - Materials Investor Class (a)
Units Issued	66	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	56	0	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	26	0	0	0
Units Redeemed	(16)	0	0	0
Net Increase (Decrease)	10	0	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
UIF - Emerging Markets Equity
Units Issued	1,920	835	0	0
Units Redeemed	(1,974)	(61)	0	0
Net Increase (Decrease)	(54)	774	0	0
UIF - Emerging Market Debt
Units Issued	147	48	0	0
Units Redeemed	(37)	(3)	0	0
Net Increase (Decrease)	110	45	0	0
UIF - Global Value Equity
Units Issued	164	101	0	0
Units Redeemed	(44)	(7)	0	0
Net Increase (Decrease)	120	94	0	0
UIF - International Magnum
Units Issued	745	301	0	0
Units Redeemed	(631)	(55)	0	0
Net Increase (Decrease)	114	246	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	435	140	0	0
Units Redeemed	(128)	(16)	0	0
Net Increase (Decrease)	307	124	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	11	0	0	0
Units Redeemed	(3)	0	0	0
Net Increase (Decrease)	8	0	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	18	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	14	0	0	0
Fidelity Growth and Guaranteed Income
(in thousands)	2007
VIP - Money Market Investor Class
Units Issued	2,853
Units Redeemed	(2,767)
Net Increase (Decrease)	86
VIP - Balanced Investor Class
Units Issued	1,313
Units Redeemed	(2)
Net Increase (Decrease)	1,311
VIP - FundsManager 60% (a)
Units Issued	1,055
Units Redeemed	(1)
Net Increase (Decrease)	1,054

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
VIP - Money Market Investor Class
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26% (c)
VIP - High Income
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
VIP - High Income Investor Class
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20% (c)
VIP - Equity-Income
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
VIP - Equity-Income Investor Class
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52% (c)
VIP - Growth
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
VIP - Growth Investor Class
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
VIP - Overseas, Class R
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83% (c)
VIP - Investment Grade Bond
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
VIP - Investment Grade Bond Investor Class
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54% (c)
VIP - Asset Manager
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
VIP - Asset Manager Investor Class
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15% (c)
VIP - Index 500
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
VIP - Asset Manager: Growth Investor Class
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35% (c)
VIP - Contrafund
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
VIP - Contrafund Investor Class
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Balanced
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
VIP - Balanced Investor Class
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28% (c)
VIP - Dynamic Capital Appreciation
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (f)
VIP - Dynamic Capital Appreciation Investor Class
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
VIP - Growth & Income Investor Class
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96% (c)
VIP - Growth Opportunities
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
VIP - Growth Opportunities Investor Class
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28% (c)
VIP - Mid Cap
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
VIP - Mid Cap Investor Class
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Value Strategies
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (f)
VIP - Value Strategies Investor Class
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69% (c)
VIP - Utilities (b)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
VIP - Utilities Investor Class (b)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
VIP - Technology Investor Class
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84% (c)
VIP - Energy (b)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
VIP - Energy Investor Class (b)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23% (c)
VIP - Health Care
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
VIP - Health Care Investor Class
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76% (c)
VIP - Financial Services
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
VIP - Financial Services Investor Class
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials (b)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
VIP - Industrials Investor Class (b)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96% (c)
VIP - Consumer Discretionary (b)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
VIP - Consumer Discretionary Investor Class (b)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61% (c)
VIP - Real Estate
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (f)
VIP - Real Estate Investor Class
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51% (c)
VIP - Strategic Income
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (e)
VIP - Strategic Income Investor Class
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93% (c)
VIP - Aggressive Growth
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57% (d)
VIP - Aggressive Growth Investor Class
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation
2006	0	$ -	$ -	$ -	0.80%	1.00%	0.00%	1.22%	1.18%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R (a)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36%
VIP - International Capital Appreciation, Class R Investor Class
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73% (c)
VIP - Value Leaders
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19% (d)
VIP - Value Leaders Investor Class
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20% (c)
VIP - Value
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49% (d)
VIP - Value Investor Class
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83% (c)
VIP - Growth Stock
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70% (d)
VIP - Growth Stock Investor Class
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19% (c)
VIP - Freedom Income
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32% (d)
VIP - Freedom Income Investor Class
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82% (d)
VIP - Freedom 2005 Investor Class
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41% (c)
VIP - Freedom 2010
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06% (d)
VIP - Freedom 2010 Investor Class
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61% (c)
VIP - Freedom 2015
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37% (d)
VIP - Freedom 2015 Investor Class
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21% (c)
VIP - Freedom 2020
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35% (d)
VIP - Freedom 2020 Investor Class
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71% (c)
VIP - Freedom 2025
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02% (d)
VIP - Freedom 2025 Investor Class
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01% (c)
VIP - Freedom 2030
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87% (d)
VIP - Freedom 2030 Investor Class
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income I (a)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50%
VIP - Freedom Lifetime Income II (a)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71%
VIP - Disciplined Small Cap (a)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87%
VIP - Disciplined Small Cap Investor Class (a)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37%
VIP - FundsManager 20% (a)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01%
VIP - FundsManager 50% (a)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33%
VIP - FundsManager 60% (a)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61%
VIP - FundsManager 70% (a)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24%
VIP - FundsManager 85% (a)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45%
VIP - Consumer Staples (a)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87%
VIP - Consumer Staples Investor Class (a)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19%
VIP - Materials (a)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65%
VIP - Materials Investor Class (a)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00%
VIP - Telecommunications (a)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%)
VIP - Telecommunications Investor Class (a)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%)
UIF - Emerging Markets Equity
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Debt
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
UIF - Global Value Equity
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
UIF - International Magnum
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
OMIF - Growth II
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
OMIF - Small Cap
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
OMIF - Select Value
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
OMIF - Columbus Circle Technology & Communications (b)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
OMIF - Large Cap Growth
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Discovery (b)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
WFAF - Advantage VT Opportunity (b)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
CST - Small Cap Core I (b)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,500	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
CST - International Focus
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
CST - Global Small Cap Focus
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,317	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
Lazard - Retirement Emerging Markets (a)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90%
SAI - Mid Cap Value (a)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%)
SAI - Mid Cap Value Investor Class (a)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%)
SAI - Small Cap Blend Investor Class (a)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 4, 2008

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0208
1.xxxxxx.xxx